UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Income Fund

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 53.2%
Industrial - 45.2%
Basic - 4.3%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	2,064	$2,203,320
AK Steel Corp.
7.625%, 5/15/20		3,535	3,208,012
8.75%, 12/01/18 (a)		3,402	3,691,170
Aleris International, Inc.
7.625%, 2/15/18		5,443	5,660,720
7.875%, 11/01/20 (a)		6,095	6,460,700
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		2,150	2,268,250
ArcelorMittal
6.75%, 2/25/22		7,500	8,248,372
9.50%, 2/15/15		730	823,075
ArcelorMittal USA LLC
6.50%, 4/15/14		1,565	1,639,848
Arch Coal, Inc.
7.00%, 6/15/19 (b)		3,500	3,158,750
7.25%, 6/15/21 (b)		4,402	3,939,790
8.75%, 8/01/16 (b)		1,675	1,721,063
Ashland, Inc.
4.75%, 8/15/22 (a)		1,800	1,849,500
Axiall Corp.
4.875%, 5/15/23 (a)		814	820,105
Basell Finance Co. BV
8.10%, 3/15/27 (a)		5,420	7,154,400
Calcipar SA
6.875%, 5/01/18 (a)		1,301	1,366,050
Celanese US Holdings LLC
4.625%, 11/15/22		2,500	2,581,250
6.625%, 10/15/18		644	705,180
Commercial Metals Co.
6.50%, 7/15/17		3,844	4,132,300
7.35%, 8/15/18		2,644	2,915,010
Consol Energy, Inc.
8.00%, 4/01/17		2,000	2,160,000
8.25%, 4/01/20		3,000	3,247,500
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		584	587,650
GrafTech International Ltd.
6.375%, 11/15/20 (a)		2,618	2,768,535
Huntsman International LLC
8.625%, 3/15/21		3,900	4,465,500
Ineos Finance PLC
8.375%, 2/15/19 (a)		3,500	3,832,500
INEOS Group Holdings SA
8.50%, 2/15/16 (a)(b)		9,341	9,411,057
James River Coal Co.
7.875%, 4/01/19		600	315,000
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		4,898	5,216,370

	Principal Amount (000)		U.S. $ Value
Kerling PLC
10.625%, 2/01/17 (a)	EUR	6,635	$8,761,255
LyondellBasell Industries NV
6.00%, 11/15/21	U.S.$	2,070	2,432,250
MacDermid, Inc.
9.50%, 4/15/17 (a)		3,315	3,447,600
Momentive Performance Materials, Inc.
8.875%, 10/15/20		7,692	7,922,760
11.50%, 12/01/16 (c)		2,540	1,625,600
New World Resources NV
7.875%, 5/01/18 (a)	EUR	3,221	4,417,208
Norske Skogindustrier ASA
7.00%, 6/26/17		1,720	1,628,953
NOVA Chemicals Corp.
8.625%, 11/01/19	U.S.$	2,383	2,716,620
Orion Engineered Carbons Bondco GmbH
9.625%, 6/15/18 (a)		2,183	2,379,470
Peabody Energy Corp.
6.00%, 11/15/18		1,625	1,702,188
6.25%, 11/15/21 (b)		7,901	8,256,545
7.875%, 11/01/26		50	53,875
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, 6/01/20 (a)		6,500	6,971,250
Polypore International, Inc.
7.50%, 11/15/17 (b)		1,635	1,778,062
PQ Corp.
8.75%, 5/01/18 (a)		6,684	7,051,620
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		2,500	2,600,000
8.25%, 1/15/21 (a)		1,333	1,399,650
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.00%, 10/15/17 (a)		10,320	11,094,000
11.25%, 10/15/18 (a)		6,286	6,238,855
Sappi Papier Holding GmbH
7.75%, 7/15/17 (a)		2,084	2,344,500
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	3,440	5,114,561
SPCM SA
5.50%, 6/15/20 (a)		8,130	11,673,651
Steel Dynamics, Inc.
6.125%, 8/15/19 (a)	U.S.$	800	864,000
6.375%, 8/15/22 (a)		4,626	4,996,080
6.75%, 4/01/15		675	680,063
7.625%, 3/15/20		2,500	2,787,500
Thompson Creek Metals Co., Inc.
9.75%, 12/01/17		2,868	3,154,800
TPC Group, Inc.
8.75%, 12/15/20 (a)		11,318	11,431,180
Unifrax I LLC./Unifrax HO
7.50%, 2/15/19 (a)		1,260	1,260,000
United States Steel Corp.
6.65%, 6/01/37		4,037	3,714,040

	Principal Amount (000)		U.S. $ Value
US Coatings Acquisition, Inc./Flash Dutch 2 BV
5.75%, 2/01/21 (a)	EUR	1,202	$1,615,755
7.375%, 5/01/21 (a)	U.S.$	4,003	4,123,090
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		2,441	2,709,510
Vedanta Resources PLC
9.50%, 7/18/18 (a)		1,900	2,246,750
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19 (b)		1,726	677,455
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	4,029,369
8.50%, 1/15/25		1,000	1,302,878

			243,753,920

Capital Goods - 5.5%
Alliant Techsystems, Inc.
6.875%, 9/15/20		2,120	2,326,700
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	2,144	3,020,290
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	2,350	2,585,000
9.125%, 10/15/20 (a)		2,500	2,743,750
9.25%, 10/15/20 (a)	EUR	1,198	1,748,968
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
4.875%, 11/15/22 (a)	U.S.$	588	585,060
5.00%, 11/15/22 (a)	EUR	1,957	2,610,713
7.375%, 10/15/17 (a)(b)		5,500	7,990,653
B/E Aerospace, Inc.
5.25%, 4/01/22	U.S.$	3,698	3,892,145
6.875%, 10/01/20		2,480	2,740,400
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (a)		3,200	3,280,000
Berry Plastics Corp.
9.75%, 1/15/21		5,000	5,862,500
10.25%, 3/01/16		302	308,795
Bombardier, Inc.
5.75%, 3/15/22 (a)		5,800	5,858,000
6.125%, 1/15/23 (a)		4,000	4,070,000
7.45%, 5/01/34 (a)		1,105	1,113,288
7.75%, 3/15/20 (a)		2,558	2,896,935
Building Materials Corp. of America
6.75%, 5/01/21 (a)		3,500	3,858,750
6.875%, 8/15/18 (a)		1,540	1,663,200
7.00%, 2/15/20 (a)		985	1,073,650
7.50%, 3/15/20 (a)		1,898	2,078,310
Cemex Espana Luxembourg
9.25%, 5/12/20 (a)		555	596,625
9.875%, 4/30/19 (a)(d)		10,290	11,550,525
Cemex Finance LLC
9.375%, 10/12/22 (a)(b)		4,406	4,991,585

	Principal Amount (000)		U.S. $ Value
Clean Harbors, Inc.
5.125%, 6/01/21 (a)	U.S.$	3,417	$3,519,510
5.25%, 8/01/20		800	836,000
CNH America LLC
7.25%, 1/15/16		997	1,114,148
CNH Capital LLC
6.25%, 11/01/16		1,425	1,571,063
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23 (a)		5,055	4,979,175
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	1,295	1,881,436
GenCorp, Inc.
7.125%, 3/15/21 (a)	U.S.$	2,513	2,600,955
Graphic Packaging International, Inc.
7.875%, 10/01/18		2,000	2,195,000
9.50%, 6/15/17		480	513,600
Griffon Corp.
7.125%, 4/01/18		1,604	1,736,330
HD Supply, Inc.
7.50%, 7/15/20 (a)		4,000	3,950,000
10.50%, 1/15/21 (a)		14,795	15,127,887
11.50%, 7/15/20 (a)		5,038	5,806,295
13.50%, 9/01/15		5,000	5,156,250
HeidelbergCement Finance Luxembourg SA
8.50%, 10/31/19 (a)	EUR	2,420	3,992,339
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18	U.S.$	1,511	1,656,434
7.125%, 3/15/21		2,186	2,404,600
Interline Brands, Inc.
10.00%, 11/15/18 (a)(e)		5,887	6,431,547
KM Germany Holdings GmbH
8.75%, 12/15/20 (a)	EUR	672	958,064
KUKA AG
8.75%, 11/15/17 (a)		4,917	7,444,077
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	2,719,200
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		3,750	3,787,500
8.50%, 11/01/20		5,474	6,158,250
9.50%, 2/15/18		216	239,760
Masco Corp.
5.95%, 3/15/22		5,800	6,420,333
6.125%, 10/03/16		2,315	2,593,485
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,652	2,534,687
Nortek, Inc.
8.50%, 4/15/21	U.S.$	6,025	6,823,312
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	2,550	3,704,757
OI European Group BV
6.75%, 9/15/20 (a)		1,500	2,296,379
6.875%, 3/31/17 (a)		1,000	1,392,424

	Principal Amount (000)		U.S. $ Value
Ply Gem Industries, Inc.
8.25%, 2/15/18	U.S.$	3,350	$3,643,125
Polymer Group, Inc.
7.75%, 2/01/19		9,800	10,657,500
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18		3,000	3,285,000
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,660	3,781,861
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20	U.S.$	2,779	2,841,528
7.125%, 4/15/19		712	760,060
7.875%, 8/15/19		4,653	5,118,300
8.50%, 5/15/18 (c)		4,050	4,252,500
9.00%, 4/15/19		2,638	2,783,090
9.875%, 8/15/19		6,304	6,887,120
Sealed Air Corp.
6.50%, 12/01/20 (a)(b)		2,187	2,416,635
6.875%, 7/15/33 (a)		8,059	7,736,640
8.125%, 9/15/19 (a)		3,870	4,402,125
8.375%, 9/15/21 (a)		1,773	2,034,518
Sequa Corp.
7.00%, 12/15/17 (a)		3,425	3,450,688
Silver II Borrower/Silver II US Holdings LLC
7.75%, 12/15/20 (a)		11,897	12,462,107
SRA International, Inc.
11.00%, 10/01/19		5,184	5,404,320
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20 (a)		2,720	2,978,400
Terex Corp.
6.00%, 5/15/21		4,165	4,362,838
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	112,500
TransDigm, Inc.
7.75%, 12/15/18		6,670	7,412,037
United Rentals North America, Inc.
7.625%, 4/15/22		4,820	5,374,300
8.25%, 2/01/21		4,500	5,118,750
8.375%, 9/15/20 (b)		5,710	6,295,275
10.25%, 11/15/19		2,000	2,325,000
USG Corp.
6.30%, 11/15/16		1,910	2,010,275
Wienerberger AG
6.50%, 2/09/17	EUR	2,900	3,346,977

			313,244,108

Communications - Media - 5.2%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	8,115	8,784,487
Cablevision Systems Corp.
8.00%, 4/15/20		7,827	8,844,510
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 4/30/21		2,070	2,214,900

	Principal Amount (000)		U.S. $ Value
7.00%, 1/15/19	U.S.$	2,000	$2,162,500
7.25%, 10/30/17		2,250	2,441,250
7.375%, 6/01/20		3,780	4,205,250
Cengage Learning Acquisitions, Inc.
11.50%, 4/15/20 (a)		7,788	6,191,460
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.375%, 9/15/20 (a)		8,697	9,110,107
8.625%, 11/15/17 (a)(b)		4,115	4,403,050
Clear Channel Communications, Inc.
7.25%, 10/15/27		922	488,660
9.00%, 12/15/19 (a)		8,037	7,615,057
9.00%, 3/01/21		7,716	7,175,880
10.75%, 8/01/16		2,418	1,873,950
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22 (a)		8,500	9,030,200
Series A
7.625%, 3/15/20		885	915,975
Series B
7.625%, 3/15/20		6,615	6,912,675
Crown Media Holdings, Inc.
10.50%, 7/15/19		9,278	10,484,140
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (b)		3,988	3,978,030
Dex One Corp.
14.00%, 1/29/17 (e)		4,337	1,680,472
DigitalGlobe, Inc.
5.25%, 2/01/21 (a)		1,534	1,530,165
DISH DBS Corp.
4.625%, 7/15/17		4,000	4,180,000
6.75%, 6/01/21		1,500	1,680,000
7.125%, 2/01/16		1,250	1,393,750
Griffey Intermediate, Inc./Griffey Finance Sub LLC
7.00%, 10/15/20 (a)		10,045	10,421,687
Houghton Mifflin Harcourt Publishers, Inc./Houghton Mifflin Harcourt Publishing
10.50%, 6/01/19 (a)(f)(g)(h)		2,400	1,098,319
Hughes Satellite Systems Corp.
7.625%, 6/15/21		5,725	6,555,125
Intelsat Jackson Holdings SA
6.625%, 12/15/22 (a)		2,500	2,540,625
7.25%, 10/15/20 (a)		3,500	3,745,000
7.25%, 10/15/20		4,125	4,413,750
7.50%, 4/01/21		1,965	2,132,025
Intelsat Luxembourg SA
11.25%, 2/04/17		4,200	4,452,000
11.50%, 2/04/17 (e)		1,750	1,855,000
Lamar Media Corp.
5.00%, 5/01/23 (a)		3,714	3,788,280
5.875%, 2/01/22		4,000	4,400,000
7.875%, 4/15/18		1,000	1,096,250
Liberty Interactive LLC
5.70%, 5/15/13		1,145	1,156,450

	Principal Amount (000)		U.S. $ Value
LIN Television Corp.
6.375%, 1/15/21 (a)	U.S.$	2,391	$2,546,415
8.375%, 4/15/18		2,750	2,997,500
Local TV Finance LLC
9.25%, 6/15/15 (a)(e)		3,360	3,385,200
McClatchy Co. (The)
9.00%, 12/15/22 (a)		4,228	4,460,540
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	1,051,850
9.125%, 8/15/19		1,800	1,998,000
New York Times Co. (The)
6.625%, 12/15/16		2,200	2,406,250
Nexstar Broadcasting, Inc.
6.875%, 11/15/20 (a)		3,287	3,426,698
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
8.875%, 4/15/17		2,021	2,228,153
Norcell 1B AB
12.40%, 12/01/19 (a)(e)	EUR	8,368	11,106,424
Numericable Finance & Co., SCA
12.375%, 2/15/19 (a)(b)		2,700	4,325,951
Quebecor Media, Inc.
7.75%, 3/15/16	U.S.$	3,530	3,591,775
RR Donnelley & Sons Co.
7.25%, 5/15/18		4,801	4,728,985
8.25%, 3/15/19		3,000	3,045,000
Sinclair Television Group, Inc.
6.125%, 10/01/22 (a)		7,058	7,534,415
8.375%, 10/15/18		1,710	1,902,375
9.25%, 11/01/17 (a)		3,430	3,747,275
Sirius XM Radio, Inc.
5.25%, 8/15/22 (a)		4,526	4,605,205
8.75%, 4/01/15 (a)		3,500	3,963,750
Technicolor SA
5.75%, 9/25/15 (f)(g)	EUR	925	251
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)	U.S.$	3,021	3,338,205
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	3,000	4,083,583
5.50%, 1/15/23 (a)	U.S.$	8,392	8,559,840
7.50%, 3/15/19 (a)		1,029	1,124,183
7.50%, 3/15/19 (a)	EUR	1,263	1,874,850
Univision Communications, Inc.
6.75%, 9/15/22 (a)	U.S.$	6,505	6,797,725
6.875%, 5/15/19 (a)		7,395	7,727,775
7.875%, 11/01/20 (a)		3,015	3,263,738
8.50%, 5/15/21 (a)		7,615	8,109,975
UPC Holding BV
6.375%, 9/15/22 (a)	EUR	4,000	5,489,585
8.375%, 8/15/20 (a)(b)		1,000	1,493,580
8.375%, 8/15/20 (a)		2,000	2,987,160

	Principal Amount (000)		U.S. $ Value
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	2,615	$2,791,513
UPCB Finance Ltd.
7.625%, 1/15/20 (a)	EUR	1,600	2,335,416
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)	U.S.$	1,700	1,848,750
Valassis Communications, Inc.
6.625%, 2/01/21		1,325	1,414,438
Virgin Media Finance PLC
8.375%, 10/15/19		4,650	5,260,312
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		1,345	1,486,225

			297,989,844

Communications - Telecommunications - 3.2%
Cerved Technologies SpA
8.00%, 1/15/21 (a)	EUR	690	927,513
Cincinnati Bell, Inc.
8.25%, 10/15/17	U.S.$	1,001	1,074,824
8.375%, 10/15/20		1,600	1,740,000
8.75%, 3/15/18		4,650	4,911,562
Clearwire Communications LLC/Clearwire Finance, Inc.
12.00%, 12/01/15 (a)		5,640	6,112,350
Cricket Communications, Inc.
7.75%, 10/15/20 (b)		3,770	3,911,375
Crown Castle International Corp.
5.25%, 1/15/23 (a)		6,667	7,000,350
7.125%, 11/01/19		2,500	2,778,125
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18	CAD	2,500	2,357,129
eAccess Ltd.
8.25%, 4/01/18 (a)	U.S.$	3,648	4,076,640
Fairpoint Communications, Inc./Old Series 1
13.125%, 4/02/18 (f)		1,048	10,482
Frontier Communications Corp.
7.125%, 1/15/23		1,250	1,328,125
8.125%, 10/01/18		1,600	1,852,000
8.50%, 4/15/20		1,650	1,905,750
9.00%, 8/15/31		1,600	1,736,000
Level 3 Communications, Inc.
8.875%, 6/01/19 (a)		3,207	3,487,612
Level 3 Financing, Inc.
7.00%, 6/01/20 (a)		7,000	7,420,000
8.625%, 7/15/20		3,465	3,880,800
9.375%, 4/01/19		4,135	4,672,550
10.00%, 2/01/18		2,200	2,447,500
MetroPCS Wireless, Inc.
6.625%, 11/15/20		6,311	6,689,660
7.875%, 9/01/18		3,000	3,247,500
MTS International Funding Ltd.
8.625%, 6/22/20 (a)		4,400	5,558,080

	Principal Amount (000)		U.S. $ Value
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	2,675	$3,086,281
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	4,000	6,724,640
Portugal Telecom International Finance BV
5.625%, 2/08/16	EUR	6,700	9,509,002
SBA Communications Corp.
5.625%, 10/01/19 (a)	U.S.$	3,846	4,038,300
SBA Telecommunications, Inc.
5.75%, 7/15/20 (a)		2,174	2,282,700
Sprint Capital Corp.
6.875%, 11/15/28		4,250	4,292,500
Sprint Nextel Corp.
6.00%, 11/15/22		5,250	5,276,250
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)	EUR	2,500	3,666,060
Sunrise Communications International SA
7.00%, 12/31/17 (a)		800	1,151,414
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		5,000	7,255,744
Telenet Finance Luxembourg SCA
6.375%, 11/15/20 (a)		2,500	3,598,170
tw telecom holdings, Inc.
5.375%, 10/01/22	U.S.$	4,964	5,212,200
8.00%, 3/01/18		4,824	5,270,220
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		5,008	5,233,360
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		2,931	3,077,550
11.75%, 7/15/17 (a)		9,800	10,535,000
Windstream Corp.
6.375%, 8/01/23 (a)		3,478	3,486,695
7.50%, 6/01/22-4/01/23		7,575	8,178,062
7.75%, 10/15/20-10/01/21		4,580	4,994,650
8.125%, 8/01/13-9/01/18		3,652	3,880,181

			179,874,906

Consumer Cyclical - Automotive - 1.5%
Accuride Corp.
9.50%, 8/01/18 (b)		6,051	5,975,362
Affinia Group, Inc.
9.00%, 11/30/14		4,100	4,110,291
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		10,299	11,174,415
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)		2,556	2,824,380
American Axle & Manufacturing, Inc.
6.625%, 10/15/22 (b)		2,925	3,042,000
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		4,600	4,646,000

	Principal Amount (000)		U.S. $ Value
Cooper Tire & Rubber Co.
8.00%, 12/15/19	U.S.$	3,000	$3,375,000
Dana Holding Corp.
6.50%, 2/15/19		675	722,250
6.75%, 2/15/21		638	695,420
Delphi Corp.
5.875%, 5/15/19		1,278	1,367,460
6.125%, 5/15/21		957	1,052,700
Exide Technologies
8.625%, 2/01/18		3,497	3,016,163
General Motors Financial Co., Inc.
6.75%, 6/01/18		1,640	1,898,300
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	2,100	3,065,233
Goodyear Tire & Rubber Co. (The)
7.00%, 5/15/22 (b)	U.S.$	8,323	8,926,417
7.00%, 3/15/28		700	707,000
8.75%, 8/15/20		2,829	3,281,640
Meritor, Inc.
4.00%, 2/15/27 (i)		900	693,563
10.625%, 3/15/18		1,500	1,593,750
Navistar International Corp.
8.25%, 11/01/21 (b)		8,386	8,239,245
Schaeffler Finance BV
8.50%, 2/15/19 (a)		6,081	6,894,334
Tenneco, Inc.
6.875%, 12/15/20		3,700	4,060,750
7.75%, 8/15/18		1,143	1,248,728
UCI International, Inc.
8.625%, 2/15/19		5,127	5,203,905

			87,814,306

Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment, Inc.
8.75%, 6/01/19		4,479	4,949,295
9.75%, 12/01/20		3,040	3,541,600
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		3,500	3,902,500
Greektown Holdings LLC
10.75%, 12/01/13 (g)(h)(j)		715	0
Liberty Interactive LLC
3.75%, 2/15/30		2,357	1,532,050
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		4,174	4,570,530
Pinnacle Entertainment, Inc.
7.75%, 4/01/22		865	925,550
8.625%, 8/01/17		260	278,200
8.75%, 5/15/20		271	294,035
Regal Entertainment Group
5.75%, 2/01/25		2,240	2,217,600
9.125%, 8/15/18 (b)		5,805	6,487,087

			28,698,447

Consumer Cyclical - Other - 3.4%
Beazer Homes USA, Inc.
6.875%, 7/15/15		1,000	1,013,750

	Principal Amount (000)		U.S. $ Value
Boardriders SA
8.875%, 12/15/17 (a)	EUR	1,155	$1,674,116
Boyd Gaming Corp.
6.75%, 4/15/14	U.S.$	925	920,375
Broder Brothers Co.
12.00%, 10/15/13 (a)(e)		331	327,828
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		1,935	1,318,219
11.25%, 6/01/17		1,350	1,444,500
Chester Downs & Marina LLC
9.25%, 2/01/20 (a)		3,222	3,157,560
Choice Hotels International, Inc.
5.75%, 7/01/22		517	573,870
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16		9,907	10,687,176
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,147,500
6.50%, 4/15/16		1,000	1,112,500
Felcor Lodging LP
5.625%, 3/01/23 (a)		7,213	7,276,114
GWR Operating Partnership LLP
10.875%, 4/01/17		3,500	3,981,250
Host Hotels & Resorts LP
5.25%, 3/15/22		4,000	4,360,000
9.00%, 5/15/17		1,000	1,062,500
Series Q
6.75%, 6/01/16		1,759	1,802,975
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		2,950	3,186,000
8.875%, 6/15/20		6,076	6,638,030
Jones Group, Inc./Apparel Group Hold/Apparel Group USA/Footwear Acc Retail
6.875%, 3/15/19		5,365	5,599,719
KB Home
7.25%, 6/15/18		1,000	1,110,000
7.50%, 9/15/22		266	297,920
9.10%, 9/15/17		2,300	2,708,250
Lennar Corp.
6.95%, 6/01/18		2,780	3,124,025
Series B
6.50%, 4/15/16		3,200	3,552,000
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,857,500
Marina District Finance Co., Inc.
9.50%, 10/15/15 (b)		2,700	2,747,250
9.875%, 8/15/18 (b)		5,220	5,298,300
Mattamy Group Corp.
6.50%, 11/15/20 (a)		2,765	2,785,738
Meritage Homes Corp.
7.00%, 4/01/22		2,749	3,030,773
7.15%, 4/15/20		2,500	2,768,750
MGM Resorts International
6.625%, 7/15/15		2,000	2,160,000
7.625%, 1/15/17		4,965	5,442,881
7.75%, 3/15/22 (b)		2,100	2,289,000

	Principal Amount (000)		U.S. $ Value
NCL Corp., Ltd.
9.50%, 11/15/18	U.S.$	6,940	$7,634,000
11.75%, 11/15/16		3,850	4,350,500
Penn National Gaming, Inc.
8.75%, 8/15/19		2,775	3,163,500
PulteGroup, Inc.
7.875%, 6/15/32		2,600	2,899,000
PVH Corp.
7.375%, 5/15/20		2,340	2,647,125
Quiksilver, Inc.
6.875%, 4/15/15		7,911	7,891,223
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22		3,744	3,968,640
7.25%, 6/15/16-3/15/18		3,850	4,348,375
7.50%, 10/15/27 (b)		3,000	3,375,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		4,500	5,028,750
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		6,386	7,152,320
Six Flags Entertainment Corp.
5.25%, 1/15/21 (a)		8,000	7,960,000
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,835,000
10.75%, 9/15/16		1,667	2,073,331
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16 (a)		2,016	2,167,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
7.75%, 4/15/20 (a)		5,568	5,985,600
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	2,023,226
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (f)(g)		750	0
Wolverine World Wide, Inc.
6.125%, 10/15/20 (a)		1,999	2,098,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		10,400	11,726,000

			191,784,109

Consumer Cyclical - Restaurants - 0.2%
Burger King Corp.
9.875%, 10/15/18		4,666	5,330,905
CKE Restaurants, Inc.
11.375%, 7/15/18 (b)		6,981	8,132,865

			13,463,770

Consumer Cyclical - Retailers - 1.5%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		1,555	1,729,938
AutoNation, Inc.
6.75%, 4/15/18		349	394,370

	Principal Amount (000)		U.S. $ Value
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19	U.S.$	5,401	$5,873,587
Dollar General Corp.
4.125%, 7/15/17		2,743	2,893,865
Dufry Finance SCA
5.50%, 10/15/20 (a)		5,274	5,511,330
Gymboree Corp.
9.125%, 12/01/18 (b)		9,300	8,742,000
J Crew Group, Inc.
8.125%, 3/01/19		6,994	7,501,065
JC Penney Corp., Inc.
6.375%, 10/15/36		4,125	3,124,687
7.40%, 4/01/37		4,492	3,778,895
Limited Brands, Inc.
5.25%, 11/01/14		3,194	3,361,685
5.625%, 2/15/22		1,967	2,114,525
6.625%, 4/01/21		1,000	1,137,500
6.90%, 7/15/17		2,401	2,767,153
Michaels Stores, Inc.
7.75%, 11/01/18		9,270	10,139,062
11.375%, 11/01/16		1,000	1,043,760
Rite Aid Corp.
6.875%, 8/15/13		470	477,344
8.00%, 8/15/20		2,300	2,622,000
9.50%, 6/15/17		1,500	1,565,625
10.25%, 10/15/19		3,074	3,535,100
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		6,406	6,774,345
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a)(b)		3,312	3,403,080
Toys R US, Inc.
7.375%, 10/15/18		4,900	4,263,000

			82,753,916

Consumer Non-Cyclical - 7.5%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		7,765	8,541,500
Alere, Inc.
7.25%, 7/01/18 (a)		3,046	3,167,840
8.625%, 10/01/18		9,935	10,307,562
ARAMARK Corp.
8.50%, 2/01/15		5,942	5,979,197
Bausch & Lomb, Inc.
9.875%, 11/01/15		2,952	3,040,560
Biomet, Inc.
6.50%, 8/01/20-10/01/20 (a)		14,667	15,050,350
Boparan Finance PLC
9.75%, 4/30/18 (a)	EUR	2,398	3,625,561
9.875%, 4/30/18 (a)	GBP	3,500	6,175,487
Capsugel FinanceCo SCA
9.875%, 8/01/19 (a)(b)	EUR	4,550	6,903,904
Care UK Health & Social Care PLC
9.75%, 8/01/17 (a)	GBP	10,500	17,610,547
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18 (a)	U.S.$	6,160	6,221,600

	Principal Amount (000)		U.S. $ Value
9.50%, 4/15/15 (e)	U.S.$	2,104	$2,125,466
Chiquita Brands International, Inc./LLC
7.875%, 2/01/21 (a)		935	943,181
CHS/Community Health Systems, Inc.
7.125%, 7/15/20		2,159	2,331,720
8.00%, 11/15/19		2,362	2,592,295
Constellation Brands, Inc.
6.00%, 5/01/22		3,899	4,386,375
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		8,448	9,377,280
Cott Beverages, Inc.
8.125%, 9/01/18		1,390	1,532,475
8.375%, 11/15/17		1,400	1,515,500
Del Monte Corp.
7.625%, 2/15/19		12,970	13,521,225
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		4,350	4,545,750
Elan Finance PLC/Elan Finance Corp.
6.25%, 10/15/19 (a)		7,015	7,506,050
Elizabeth Arden, Inc.
7.375%, 3/15/21		4,400	4,895,000
Emergency Medical Services Corp.
8.125%, 6/01/19		9,169	10,040,055
Endo Health Solutions, Inc.
7.00%, 7/15/19-12/15/20		1,800	1,958,800
7.25%, 1/15/22		9,055	9,915,225
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.
9.875%, 2/01/20 (a)		4,282	4,656,675
GCL Holdings SCA
9.375%, 4/15/18 (a)	EUR	1,174	1,705,641
Grifols, Inc.
8.25%, 2/01/18	U.S.$	3,575	3,923,563
HCA Holdings, Inc.
7.75%, 5/15/21 (b)		4,500	4,927,500
HCA, Inc.
5.875%, 3/15/22		2,450	2,664,375
6.50%, 2/15/16-2/15/20		3,482	3,856,130
HealthSouth Corp.
7.75%, 9/15/22		392	430,220
8.125%, 2/15/20		1,455	1,596,863
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		15,941	16,180,115
Jaguar Holding Co. I
9.375%, 10/15/17 (a)(e)		4,616	4,892,960
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		7,556	8,576,060
Jarden Corp.
7.50%, 1/15/20		3,984	4,342,560
JBS Finance II Ltd.
8.25%, 1/29/18 (a)(b)		4,750	5,130,000
JBS USA LLC/JBS USA Finance, Inc.
7.25%, 6/01/21 (a)		2,220	2,306,025
8.25%, 2/01/20 (a)(b)		3,048	3,268,980

	Principal Amount (000)		U.S. $ Value
Kindred Healthcare, Inc.
8.25%, 6/01/19 (b)	U.S.$	11,130	$10,963,050
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		9,959	10,656,130
LifePoint Hospitals, Inc.
6.625%, 10/01/20		2,150	2,343,500
Mead Products LLC/ACCO Brands Corp.
6.75%, 4/30/20 (a)		5,322	5,654,625
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)		8,198	8,402,950
New Albertsons, Inc.
7.45%, 8/01/29		4,110	2,825,625
8.00%, 5/01/31		3,100	2,154,500
Party City Holdings, Inc.
8.875%, 8/01/20 (a)		8,041	8,684,280
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	2,300	3,466,463
Pilgrim’s Pride Corp.
7.875%, 12/15/18	U.S.$	4,054	4,190,822
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.25%, 9/01/17		2,500	2,659,375
Post Holdings, Inc.
7.375%, 2/15/22		8,230	9,135,300
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	6,727	11,095,783
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	3,450	5,073,216
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	2,439	2,634,120
Select Medical Corp.
7.625%, 2/01/15		511	511,639
Select Medical Holdings Corp.
6.429%, 9/15/15 (d)		2,900	2,892,750
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)		7,510	7,697,750
Sky Growth Acquisition Corp.
7.375%, 10/15/20 (a)		5,397	5,477,955
Smithfield Foods, Inc.
6.625%, 8/15/22		2,500	2,737,500
7.75%, 7/01/17		5,250	6,076,875
Spectrum Brands Escrow Corp.
6.375%, 11/15/20 (a)		2,286	2,431,733
6.625%, 11/15/22 (a)		2,624	2,833,920
Spectrum Brands, Inc.
6.75%, 3/15/20 (a)		3,475	3,753,000
Stater Bros Holdings, Inc.
7.375%, 11/15/18		4,060	4,379,725
STHI Holding Corp.
8.00%, 3/15/18 (a)		930	1,006,725
Tenet Healthcare Corp.
6.25%, 11/01/18		2,291	2,514,373
6.875%, 11/15/31		4,000	3,660,000
8.00%, 8/01/20		2,000	2,175,000

	Principal Amount (000)		U.S. $ Value
United Surgical Partners International, Inc.
9.00%, 4/01/20	U.S.$	3,450	$3,872,625
Universal Hospital Services, Inc.
3.902%, 6/01/15 (d)		500	498,125
US Oncology, Inc.
9.125%, 8/15/17		2,000	45,000
Valeant Pharmaceuticals International
6.75%, 8/15/21 (a)		2,100	2,199,750
7.00%, 10/01/20 (a)		10,450	11,077,000
7.25%, 7/15/22 (a)		3,500	3,762,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.75%, 2/01/19 (a)		2,405	2,555,313
7.75%, 2/01/19		2,077	2,193,831
8.00%, 2/01/18		8,063	8,546,780
Vanguard Health Systems, Inc.
Zero Coupon, 2/01/16		26	19,890
Visant Corp.
10.00%, 10/01/17		2,798	2,560,170
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	7,590,001
VPI Escrow Corp.
6.375%, 10/15/20 (a)	U.S.$	2,520	2,614,500
VWR Funding, Inc.
7.25%, 9/15/17 (a)		3,799	4,036,437
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		3,500	3,780,000

			425,708,778

Energy - 4.3%
Antero Resources Finance Corp.
7.25%, 8/01/19		4,538	4,923,730
9.375%, 12/01/17		4,838	5,273,420
ATP Oil & Gas Corp./United States
11.875%, 5/01/15 (f)		2,700	165,375
Atwood Oceanics, Inc.
6.50%, 2/01/20		1,420	1,544,250
Basic Energy Services, Inc.
7.75%, 2/15/19		4,460	4,437,700
Berry Petroleum Co.
6.375%, 9/15/22		8,580	9,030,450
Bill Barrett Corp.
7.625%, 10/01/19		2,500	2,631,250
Bluewater Holding BV
3.303%, 7/17/14 (a)(d)		4,400	4,147,000
Bristow Group, Inc.
6.25%, 10/15/22		2,741	2,960,280
Chaparral Energy, Inc.
7.625%, 11/15/22		7,282	7,864,560
8.25%, 9/01/21		2,000	2,220,000
CHC Helicopter SA
9.25%, 10/15/20		11,712	12,531,840
Chesapeake Energy Corp.
2.50%, 5/15/37		1,653	1,607,543
Cie Generale de Geophysique - Veritas

	Principal Amount (000)		U.S. $ Value
6.50%, 6/01/21	U.S.$	3,225	$3,426,562
9.50%, 5/15/16		2,307	2,451,188
Cimarex Energy Co.
5.875%, 5/01/22		5,663	6,059,410
Continental Resources, Inc./OK
7.125%, 4/01/21		1,567	1,770,710
Denbury Resources, Inc.
6.375%, 8/15/21		3,001	3,263,587
8.25%, 2/15/20		1,536	1,712,640
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	3,797,500
9.25%, 12/15/17		3,600	4,099,500
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/01/20		6,884	7,710,080
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		3,059	3,311,367
ERA Group, Inc.
7.75%, 12/15/22 (a)		3,450	3,415,500
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		1,560	1,645,800
Forest Oil Corp.
7.25%, 6/15/19		5,240	5,253,100
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)		1,711	1,758,053
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)		1,379	1,496,215
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 2/15/20 (a)		1,000	1,107,500
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		4,695	4,929,750
Key Energy Services, Inc.
6.75%, 3/01/21 (a)		5,000	5,000,000
6.75%, 3/01/21		2,666	2,679,330
Kodiak Oil & Gas Corp.
8.125%, 12/01/19		2,184	2,435,160
Laredo Petroleum, Inc.
7.375%, 5/01/22		3,511	3,800,657
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (a)		1,705	1,700,738
8.625%, 4/15/20		4,190	4,619,475
Milestone Aviation Group LLC
8.625%, 12/15/17 (a)		3,347	3,480,880
Newfield Exploration Co.
7.125%, 5/15/18		1,989	2,078,505
Northern Oil and Gas, Inc.
8.00%, 6/01/20		3,330	3,496,500
Offshore Group Investment Ltd.
7.50%, 11/01/19 (a)		8,860	9,059,350
11.50%, 8/01/15		4,831	5,241,635
Oil States International, Inc.
5.125%, 1/15/23 (a)		2,100	2,126,250
6.50%, 6/01/19		3,394	3,623,095
PDC Energy, Inc.
7.75%, 10/15/22 (a)		3,931	4,088,240

	Principal Amount (000)		U.S. $ Value
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	4,250	$4,090,636
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	4,695	5,117,550
PHI, Inc.
8.625%, 10/15/18		2,910	3,182,813
Pioneer Energy Services Corp.
9.875%, 3/15/18		4,861	5,274,185
Plains Exploration & Production Co.
6.125%, 6/15/19		2,000	2,205,000
6.50%, 11/15/20		5,180	5,730,375
6.625%, 5/01/21		1,000	1,106,250
6.75%, 2/01/22		2,412	2,716,515
7.625%, 4/01/20		1,000	1,125,000
8.625%, 10/15/19		2,300	2,622,000
Precision Drilling Corp.
6.50%, 12/15/21		1,870	2,005,575
QEP Resources, Inc.
6.875%, 3/01/21		1,453	1,681,848
Quicksilver Resources, Inc.
7.125%, 4/01/16		3,000	2,505,000
Resolute Energy Corp.
8.50%, 5/01/20 (a)		3,993	4,092,825
SandRidge Energy, Inc.
7.50%, 3/15/21-2/15/23		4,238	4,500,542
8.125%, 10/15/22		7,900	8,551,750
8.75%, 1/15/20		3,673	3,985,205
SESI LLC
6.375%, 5/01/19		771	824,970
7.125%, 12/15/21		3,333	3,707,962
Tervita Corp.
9.75%, 11/01/19 (a)		4,592	4,500,160
Tesoro Corp.
9.75%, 6/01/19		3,518	3,992,930
W&T Offshore, Inc.
8.50%, 6/15/19		3,500	3,745,000

			247,239,766

Other Industrial - 1.5%
A123 Systems, Inc.
3.75%, 4/15/16 (f)		3,985	2,928,975
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)(b)		7,095	7,591,650
Briggs & Stratton Corp.
6.875%, 12/15/20		737	829,125
Brightstar Corp.
9.50%, 12/01/16 (a)		6,166	6,628,450
Exova PLC
10.50%, 10/15/18 (a)	GBP	2,000	3,394,040
General Cable Corp.
5.75%, 10/01/22 (a)	U.S.$	5,113	5,381,432
Hologic, Inc.
6.25%, 8/01/20 (a)		840	903,000
Interline Brands, Inc./NJ
7.50%, 11/15/18		6,399	6,942,915

	Principal Amount (000)		U.S. $ Value
Laureate Education, Inc.
9.25%, 9/01/19 (a)	U.S.$	17,560	$19,140,400
Liberty Tire Recycling
11.00%, 10/01/16 (a)		4,400	4,180,000
Mueller Water Products, Inc.
7.375%, 6/01/17		4,215	4,330,912
8.75%, 9/01/20		810	921,375
Neenah Foundry Co.
15.00%, 7/29/15 (e)(g)		585	538,422
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		5,850	4,446,000
13.00%, 3/15/18 (a)(e)		1,566	1,668,275
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	3,659	6,100,586
Rexel SA
6.125%, 12/15/19 (a)	U.S.$	2,194	2,347,580
Wendel SA
4.375%, 8/09/17	EUR	1,750	2,435,554
Zachry Holdings, Inc.
7.50%, 2/01/20 (a)	U.S.$	4,500	4,635,000

			85,343,691

Services - 2.0%
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		3,275	3,471,500
Cerba European Lab
7.00%, 2/01/20 (a)	EUR	7,200	9,678,398
Cerved Technologies SpA
6.375%, 1/15/20 (a)		547	740,860
Goodman Networks, Inc.
13.125%, 7/01/18 (a)	U.S.$	5,000	5,550,000
ISS A/S
8.875%, 5/15/16 (a)(b)	EUR	2,000	2,797,068
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)	U.S.$	1,558	1,659,270
8.125%, 5/15/18 (a)		2,370	2,574,412
Lottomatica Group SpA
8.25%, 3/31/66 (a)	EUR	10,343	14,429,928
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	2,320	2,563,600
Monitronics International, Inc.
9.125%, 4/01/20		2,267	2,374,682
Realogy Group LLC
7.625%, 1/15/20 (a)		108	122,580
9.00%, 1/15/20 (a)(b)		3,500	4,060,000
Sabre Holdings Corp.
8.35%, 3/15/16 (c)		2,939	3,174,120
Sabre, Inc.
8.50%, 5/15/19 (a)		11,613	12,483,975
Service Corp. International/US
6.75%, 4/01/15		1,500	1,646,250
6.75%, 4/01/16 (d)		2,900	3,258,875
7.50%, 4/01/27		1,575	1,736,438

	Principal Amount (000)		U.S. $ Value
ServiceMaster Co./TN
7.00%, 8/15/20 (a)	U.S.$	6,740	$6,841,100
8.00%, 2/15/20		6,087	6,452,220
Travelport LLC
4.936%, 9/01/14 (d)		330	297,000
9.875%, 9/01/14		3,034	2,859,545
10.875%, 9/01/16	EUR	3,821	2,957,248
11.875%, 9/01/16	U.S.$	2,999	2,084,305
Travelport LLC/Travelport, Inc.
9.00%, 3/01/16		4,170	3,680,025
West Corp.
7.875%, 1/15/19		3,305	3,503,300
8.625%, 10/01/18		5,535	5,936,287
11.00%, 10/15/16 (b)		4,100	4,264,000

			111,196,986

Technology - 3.4%
Advanced Micro Devices, Inc.
8.125%, 12/15/17 (b)		2,180	2,038,300
Aspect Software, Inc.
10.625%, 5/15/17		4,211	4,116,253
Avaya, Inc.
7.00%, 4/01/19 (a)		4,025	3,843,875
9.75%, 11/01/15		13,855	13,196,887
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		3,282	3,651,225
8.50%, 4/01/19		11,125	12,320,937
12.535%, 10/12/17		1,292	1,382,440
Ceridian Corp.
8.875%, 7/15/19 (a)		4,536	5,057,640
11.25%, 11/15/15		12,500	12,656,250
CommScope, Inc.
8.25%, 1/15/19 (a)		10,500	11,471,250
CoreLogic, Inc./United States
7.25%, 6/01/21		889	971,233
CPI International, Inc.
8.00%, 2/15/18		5,142	5,116,290
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		2,385	2,540,025
Epicor Software Corp.
8.625%, 5/01/19		5,997	6,461,767
First Data Corp.
6.75%, 11/01/20 (a)		1,630	1,674,825
7.375%, 6/15/19 (a)		7,620	8,020,050
8.25%, 1/15/21 (a)		7,500	7,725,000
11.25%, 3/31/16 (b)		3,950	3,930,250
Freescale Semiconductor, Inc.
8.05%, 2/01/20		1,000	1,030,000
8.875%, 12/15/14 (b)		1,273	1,285,730
9.25%, 4/15/18 (a)		1,726	1,898,600
10.125%, 12/15/16 (b)		831	853,853
GXS Worldwide, Inc.
9.75%, 6/15/15		4,415	4,602,638

	Principal Amount (000)		U.S. $ Value
Infor US, Inc.
9.375%, 4/01/19	U.S.$	6,278	$7,094,140
10.00%, 4/01/19	EUR	2,539	3,843,911
Interactive Data Corp.
10.25%, 8/01/18	U.S.$	4,700	5,322,750
Iron Mountain, Inc.
5.75%, 8/15/24		3,155	3,182,606
8.375%, 8/15/21		3,000	3,307,500
MMI International Ltd.
8.00%, 3/01/17 (a)		3,917	4,034,510
NCR Corp.
5.00%, 7/15/22 (a)		2,400	2,430,000
NXP BV/NXP Funding LLC
3.054%, 10/15/13 (d)		75	75,000
5.75%, 2/15/21 (a)		5,119	5,119,000
Sanmina Corp.
7.00%, 5/15/19 (a)(b)		4,931	5,041,948
Seagate HDD Cayman
6.875%, 5/01/20		3,673	3,985,205
Sensata Technologies BV
6.50%, 5/15/19 (a)		5,000	5,400,000
Serena Software, Inc.
10.375%, 3/15/16		336	342,720
Sitel LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		3,400	3,587,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		1,550	1,697,250
SunGard Data Systems, Inc.
6.625%, 11/01/19 (a)		6,515	6,726,737
7.625%, 11/15/20		6,170	6,725,300
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,737,825
Viasystems, Inc.
7.875%, 5/01/19 (a)		5,127	5,127,000

			190,625,720

Transportation - Airlines - 0.2%
Air Canada
12.00%, 2/01/16 (a)		2,850	3,092,250
Northwest Airlines 2000-1 Class G Pass Through Trust
Series 00-1
7.15%, 10/01/19 (d)		900	963,105
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		6,304	6,965,920
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		1,991	2,155,679

			13,176,954

Transportation - Services - 1.0%
America West Airlines 1999-1 Pass Through Trust Series 991G
7.93%, 1/02/19		1,700	1,797,565

	Principal Amount (000)		U.S. $ Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19	U.S.$	4,000	$4,430,000
9.625%, 3/15/18		2,300	2,553,000
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	5,648	8,282,363
Hapag-Lloyd AG
9.75%, 10/15/17 (a)(b)	U.S.$	2,250	2,311,875
HDTFS, Inc.
5.875%, 10/15/20 (a)		3,548	3,769,750
6.25%, 10/15/22 (a)		1,812	1,966,020
Hertz Corp. (The)
6.75%, 4/15/19		8,288	8,992,480
7.50%, 10/15/18		1,900	2,085,250
Oshkosh Corp.
8.50%, 3/01/20		3,500	3,937,500
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		2,250	849,375
Stena AB
5.875%, 2/01/19 (a)	EUR	2,000	2,797,068
7.875%, 3/15/20 (a)(b)		1,000	1,490,376
Swift Services Holdings, Inc.
10.00%, 11/15/18	U.S.$	8,795	9,927,356
Western Express, Inc.
12.50%, 4/15/15 (a)		2,000	1,265,000

			56,454,978

			2,569,124,199

Financial Institutions - 4.9%
Banking - 2.1%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	5,396	6,154,418
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 9/26/19 (a)	U.S.$	7,585	8,232,302
Ally Financial, Inc.
4.625%, 6/26/15		4,725	4,961,926
7.50%, 9/15/20		4,000	4,810,000
8.00%, 11/01/31		7,668	9,610,087
Series 8
6.75%, 12/01/14		2,590	2,797,200
Barclays Bank PLC
7.70%, 4/25/18 (a)		4,034	4,196,042
BBVA International Preferred SAU
4.952%, 9/20/16	EUR	3,100	3,104,270
Series F
9.10%, 10/21/14	GBP	1,000	1,575,691
Citigroup, Inc.
5.95%, 1/30/23	U.S.$	8,887	8,975,870
Danske Bank A/S
5.914%, 6/16/14 (a)(b)		2,185	2,174,075
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		11,000	11,357,500

	Principal Amount (000)		U.S. $ Value
HBOS Capital Funding No2 LP
6.071%, 6/30/14 (a)	U.S.$	1,840	$1,610,000
HT1 Funding GmbH
6.352%, 6/30/17	EUR	2,700	3,061,160
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	7,550	8,034,091
LBG Capital No.2 PLC
Series 21
15.00%, 12/21/19	GBP	1,330	2,965,577
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17		1,225	2,078,849
Regions Bank/Birmingham AL
6.45%, 6/26/37	U.S.$	5,300	5,664,375
Regions Financing Trust II
6.625%, 5/15/47		5,920	5,920,000
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (a)		6,300	6,805,021
SNS Bank NV
11.25%, 11/27/19 (a)(f)	EUR	1,001	774,720
Societe Generale SA
4.196%, 1/26/15		1,500	1,781,094
6.999%, 12/19/17		2,650	3,508,216
UBS AG/Jersey
4.28%, 4/15/15		8,250	10,781,780
UT2 Funding PLC
5.321%, 6/30/16		1,293	2,008,447

			122,942,711

Brokerage - 0.3%
E*Trade Financial Corp.
6.375%, 11/15/19	U.S.$	6,803	7,058,113
6.75%, 6/01/16		4,634	4,923,625
GFI Group, Inc.
9.625%, 7/19/18		3,200	2,808,000
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14 (j)		1,800	445,500
6.875%, 5/02/18 (j)		1,600	402,000

			15,637,238

Finance - 0.8%
AerCap Aviation Solutions BV
6.375%, 5/30/17		4,215	4,467,900
Air Lease Corp.
5.625%, 4/01/17		2,770	2,922,350
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.
8.375%, 2/15/18 (a)		3,759	3,918,757
CIT Group, Inc.
5.00%, 5/15/17-8/15/22		5,286	5,613,768
5.25%, 3/15/18		3,667	3,923,690
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		1,500	1,308,750
International Lease Finance Corp.
5.875%, 4/01/19-8/15/22		4,800	5,176,381
6.375%, 3/25/13		1,750	1,760,938

	Principal Amount (000)		U.S. $ Value
iStar Financial, Inc.
8.625%, 6/01/13	U.S.$	546	$559,650
Series B
5.70%, 3/01/14		4,800	4,920,000
5.95%, 10/15/13		1,799	1,837,229
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		2,130	2,183,250
Provident Funding Associates LP/PFG Finance Corp.
10.125%, 2/15/19 (a)		1,703	1,822,210
Residential Capital LLC
9.625%, 5/15/15 (k)		3,750	4,031,250

			44,446,123

Insurance - 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)		3,937	3,927,157
CNO Financial Group, Inc.
6.375%, 10/01/20 (a)		1,000	1,060,000
Genworth Financial, Inc.
6.15%, 11/15/66		2,535	2,130,668
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		1,856	2,148,320
Hub International Ltd.
8.125%, 10/15/18 (a)		2,650	2,742,750
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		4,548	5,161,980
Onex USI Aquisition Corp.
7.75%, 1/15/21 (a)		11,334	11,107,320
XL Group PLC
Series E
6.50%, 4/15/17		14,000	13,457,500

			41,735,695

Other Finance - 1.0%
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		2,367	2,397,972
6.75%, 4/06/21 (a)		2,950	3,203,907
7.125%, 10/15/20 (a)		5,190	5,700,831
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		10,803	10,911,030
FTI Consulting, Inc.
6.00%, 11/15/22 (a)		3,000	3,157,500
6.75%, 10/01/20		3,150	3,386,250
Harbinger Group, Inc.
7.875%, 7/15/19 (a)		4,300	4,418,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		8,850	9,480,562
iPayment Holdings, Inc.
15.00%, 11/15/18 (e)		3,303	2,543,053

	Principal Amount (000)		U.S. $ Value
iPayment, Inc.
10.25%, 5/15/18	U.S.$	5,082	$4,599,210
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)		5,056	5,447,840

			55,246,405

			280,008,172

Utility - 3.0%
Electric - 1.7%
AES Corp./VA
7.375%, 7/01/21		3,145	3,506,675
7.75%, 3/01/14		1,196	1,267,760
8.00%, 10/15/17		2,860	3,303,300
Calpine Corp.
7.25%, 10/15/17 (a)		2,969	3,147,140
7.875%, 7/31/20-1/15/23 (a)		9,060	9,999,602
DPL, Inc.
7.25%, 10/15/21		2,525	2,720,687
EDP Finance BV
4.90%, 10/01/19 (a)		416	420,160
5.875%, 2/01/16 (a)	EUR	1,823	2,623,786
6.00%, 2/02/18 (a)	U.S.$	10,232	10,820,340
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
6.875%, 8/15/17 (a)		4,973	5,321,110
10.00%, 12/01/20 (a)		2,524	2,889,980
10.00%, 12/01/20		1,072	1,230,120
11.25%, 12/01/18 (a)(e)		1,967	1,868,598
GenOn Americas Generation LLC
8.50%, 10/01/21		7,255	8,415,800
GenOn Energy, Inc.
7.875%, 6/15/17		9,224	10,238,640
9.50%, 10/15/18		4,000	4,750,000
Intergen NV
8.50%, 6/30/17 (a)	EUR	1,000	1,242,387
NRG Energy, Inc.
6.625%, 3/15/23 (a)	U.S.$	6,177	6,624,832
7.875%, 5/15/21		3,195	3,578,400
8.25%, 9/01/20		1,800	2,034,000
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		4,375	4,659,375
Techem Energy Metering Service GmbH & Co. KG
7.875%, 10/01/20 (a)	EUR	366	532,984
Techem GmbH
6.125%, 10/01/19 (a)		1,450	2,086,939
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)	U.S.$	2,679	2,116,410
Series A
10.25%, 11/01/15 (c)		3,680	1,076,400
Series B

	Principal Amount (000)		U.S. $ Value
10.25%, 11/01/15 (c)	U.S.$	1,082	$305,665

			96,781,090

Natural Gas - 1.3%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 5/15/23		5,715	5,686,425
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
5.875%, 8/01/23 (a)		2,029	2,023,928
El Paso LLC
Series G
7.75%, 1/15/32		5,548	6,523,227
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		1,609	1,838,283
Hiland Partners LP/Hiland Partners Finance Corp.
7.25%, 10/01/20 (a)		3,415	3,696,737
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (a)		3,948	4,224,360
Kinder Morgan Finance Co. ULC
5.70%, 1/05/16		745	817,062
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 7/15/23		5,928	5,898,360
5.50%, 2/15/23		4,000	4,220,000
6.50%, 8/15/21		6,975	7,567,875
Sabine Pass LNG LP
6.50%, 11/01/20 (a)		2,949	3,022,725
7.50%, 11/30/16		4,900	5,439,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, 8/01/21		6,593	7,186,370
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23 (a)		8,186	8,513,440
6.875%, 2/01/21		3,250	3,558,750

			70,216,542

			166,997,632

Convertible Bonds - 0.1%
Consumer Cyclical - Automotive - 0.1%
Meritor, Inc.
7.875%, 3/01/26 (a)		4,250	3,997,656

Total Corporates - Non-Investment Grades (cost $2,857,154,484)			3,020,127,659

GOVERNMENTS - TREASURIES - 8.1%
Brazil - 1.0%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	42,780	22,358,034

	Principal Amount (000)		U.S. $ Value
Brazilian Government International Bond
8.50%, 1/05/24		25,600	$14,655,385
10.25%, 1/10/28		2,649	1,662,817
12.50%, 1/05/22		25,811	18,535,029

			57,211,265

Colombia - 0.2%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	8,719,150
9.85%, 6/28/27		1,391,000	1,203,740

			9,922,890

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	63,808,000	7,918,677

Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21	EUR	4,348	5,040,013

South Africa - 0.3%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	2,057,633
Series R207
7.25%, 1/15/20		120,490	14,134,506
Series R208
6.75%, 3/31/21		21,565	2,448,452

			18,640,591

Turkey - 0.8%
Turkey Government Bond
9.00%, 1/27/16	TRY	56,046	34,352,508
Series 5YR
9.00%, 3/08/17		17,819	11,124,527

			45,477,035

United States - 5.6%
U.S. Treasury Bonds
1.25%, 2/15/14 (l)	U.S.$	7,000	7,077,385
2.75%, 8/15/42		20,065	18,478,621
3.125%, 2/15/42		110,113	109,941,003
3.50%, 2/15/39		17,974	19,476,519
3.875%, 8/15/40		15,500	17,846,793
4.50%, 2/15/36		5,750	7,279,144
4.625%, 2/15/40		14,700	19,064,062
4.75%, 2/15/37		8,943	11,732,098
5.00%, 5/15/37		8,500	11,536,098
5.50%, 8/15/28		8,662	11,877,767
6.125%, 11/15/27-8/15/29		16,235	23,642,469
6.25%, 8/15/23 (l)		8,500	11,930,549
6.625%, 2/15/27		7,963	11,920,858
7.625%, 2/15/25		7,595	11,964,495
U.S. Treasury Notes
1.75%, 5/15/22		12,500	12,355,475

	Principal Amount (000)		U.S. $ Value
2.625%, 11/15/20 (l)	U.S.$	11,203	$12,087,858

			318,211,194

Total Governments - Treasuries (cost $460,670,043)			462,421,665

CORPORATES - INVESTMENT GRADES - 8.1%
Financial Institutions - 5.3%
Banking - 1.9%
Akbank TAS
5.00%, 10/24/22 (a)		3,974	4,150,008
American Express Co.
6.80%, 9/01/66		4,555	4,839,687
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		2,472	2,200,080
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	2,367,500	4,905,940
Barclays Bank PLC
6.86%, 6/15/32 (a)	U.S.$	1,905	1,976,438
7.625%, 11/21/22		15,407	15,195,154
BNP Paribas SA
5.186%, 6/29/15 (a)(b)		3,333	3,183,015
7.195%, 6/25/37 (a)(b)		6,900	7,179,450
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)		5,750	6,095,000
8.40%, 6/29/17 (a)		7,000	7,420,000
Countrywide Financial Corp.
6.25%, 5/15/16		505	559,277
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		5,000	5,212,500
Fortis Bank SA/NV
4.625%, 10/27/14 (a)	EUR	1,000	1,235,598
Lloyds TSB Bank PLC
11.875%, 12/16/21 (a)		3,430	5,717,245
Macquarie Group Ltd.
7.30%, 8/01/14 (a)	U.S.$	3,350	3,611,742
Morgan Stanley
10.09%, 5/03/17 (a)	BRL	5,230	2,810,204
National Capital Trust II
5.486%, 3/23/15 (a)	U.S.$	1,700	1,716,130
PNC Financial Services Group, Inc.
6.75%, 8/01/21		3,733	4,283,282
Royal Bank of Scotland PLC (The)
Series 1
3.858%, 10/27/14 (d)	AUD	3,500	3,548,919
Sovereign Bank/Wilmington DE
8.75%, 5/30/18	U.S.$	3,800	4,514,153
UBS AG/Stamford CT
7.625%, 8/17/22		10,582	11,626,877
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,870	1,941,000

	Principal Amount (000)		U.S. $ Value
Wells Fargo & Co.
Series K
7.98%, 3/15/18	U.S.$	4,700	$5,405,000

			109,326,699

Brokerage - 0.2%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (b)		6,830	7,889,606

Finance - 0.7%
GE Capital Trust II
5.50%, 9/15/67 (a)	EUR	4,000	5,402,957
General Electric Capital Corp.
Series A
7.125%, 6/15/22	U.S.$	7,600	8,715,300
Series B
6.25%, 12/15/22		1,500	1,637,355
HSBC Finance Capital Trust IX
5.911%, 11/30/35		3,765	3,821,475
SLM Corp.
5.50%, 1/25/23		4,783	4,770,134
7.25%, 1/25/22		8,948	9,999,390
8.00%, 3/25/20		702	812,565
Series A
5.00%, 10/01/13		4,100	4,198,851

			39,358,027

Insurance - 2.2%
Allstate Corp. (The)
6.125%, 5/15/37		3,060	3,216,825
American International Group, Inc.
6.82%, 11/15/37		1,938	2,530,697
8.175%, 5/15/58		7,301	9,491,300
AON Corp.
8.205%, 1/01/27		2,495	3,173,912
Aviva PLC
4.729%, 11/28/14	EUR	6,000	7,820,928
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	1,415	1,636,803
Farmers Insurance Exchange
8.625%, 5/01/24 (a)		3,000	4,007,685
Genworth Financial, Inc.
7.625%, 9/24/21 (b)		4,725	5,664,803
7.70%, 6/15/20		1,302	1,558,258
Hannover Finance Luxembourg SA
5.00%, 6/01/15	EUR	1,000	1,334,038
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	U.S.$	863	1,000,258
Lincoln National Corp.
6.05%, 4/20/67		5,966	5,980,915
7.00%, 5/17/66		5,134	5,267,484
8.75%, 7/01/19		604	806,585
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,188,600
MetLife, Inc.
6.40%, 12/15/36		3,700	4,005,583
10.75%, 8/01/39		3,495	5,364,825

	Principal Amount (000)		U.S. $ Value
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)	U.S.$	3,554	$4,053,496
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (a)		5,000	5,000,000
9.375%, 8/15/39 (a)		4,546	6,558,851
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,354,353
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,406,250
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)		3,095	3,203,325
Swiss Re Capital I LP
6.854%, 5/25/16 (a)		6,435	6,837,187
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16	EUR	1,750	2,329,815
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,836	3,767,927
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	700	734,646
Series 3
6.75%, 9/23/24		800	845,360
Series 5
6.75%, 10/06/26		500	511,994
WR Berkley Corp.
5.60%, 5/15/15	U.S.$	3,500	3,790,500
ZFS Finance USA Trust II
6.45%, 12/15/65 (a)		1,695	1,813,650
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		3,010	3,190,600

			125,447,453

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		778	952,329

REITS - 0.3%
DDR Corp.
7.875%, 9/01/20		3,100	3,939,579
EPR Properties
5.75%, 8/15/22		3,445	3,625,921
7.75%, 7/15/20		3,544	4,135,090
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	5,169,996

			16,870,586

			299,844,700

Industrial - 1.9%
Basic - 0.6%
ArcelorMittal
Series 0000
6.00%, 1/15/16		32	817,611
Braskem America Finance Co.
7.125%, 7/22/41 (a)		3,672	3,892,320

	Principal Amount (000)		U.S. $ Value
Braskem Finance Ltd.
5.75%, 4/15/21 (a)	U.S.$	200	$210,000
7.00%, 5/07/20 (a)		2,300	2,576,000
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,340,194
7.125%, 5/01/20		1,100	1,377,343
Georgia-Pacific LLC
8.875%, 5/15/31		1,800	2,661,745
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,747	2,035,255
Rhodia SA
6.875%, 9/15/20 (a)		1,848	2,097,316
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,876,632
Teck Resources Ltd.
6.125%, 10/01/35		5,000	5,551,225
Vale Overseas Ltd.
5.625%, 9/15/19		2,285	2,596,411
6.875%, 11/21/36		3,495	4,110,448
Westvaco Corp.
8.20%, 1/15/30		2,940	3,806,036

			34,948,536

Capital Goods - 0.2%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)		6,600	7,673,357
Owens Corning
6.50%, 12/01/16 (d)		355	397,165
7.00%, 12/01/36 (d)		4,450	5,069,004

			13,139,526

Communications - Media - 0.1%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,714,290
News America, Inc.
6.40%, 12/15/35		1,000	1,219,918

			4,934,208

Communications - Telecommunications - 0.2%
Qwest Corp.
6.75%, 12/01/21		1,000	1,160,289
6.875%, 9/15/33		5,000	5,012,500
7.625%, 6/15/15		1,590	1,794,808
Telefonica Emisiones SAU
Series G
3.661%, 9/18/17 (a)	EUR	1,550	2,117,171

			10,084,768

Consumer Cyclical - Automotive - 0.0%
Banque PSA Finance SA
4.375%, 4/04/16 (a)(b)	U.S.$	1,500	1,527,878
Ford Motor Credit Co. LLC
7.00%, 10/01/13		974	1,011,000

			2,538,878

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.2%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)	U.S.$	3,990	$4,351,666
7.75%, 10/01/17 (a)		2,835	3,068,887
Sheraton Holding Corp.
7.375%, 11/15/15		2,035	2,355,999

			9,776,552

Consumer Cyclical - Retailers - 0.1%
Macy’s Retail Holdings, Inc.
6.375%, 3/15/37		3,500	4,080,454

Consumer Non-Cyclical - 0.0%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	429,159
Mylan, Inc./PA
7.625%, 7/15/17 (a)		330	370,012
7.875%, 7/15/20 (a)		335	392,369
Whirlpool Corp.
8.60%, 5/01/14		190	206,836

			1,398,376

Energy - 0.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,683	3,077,232
8.70%, 3/15/19		2,000	2,666,170
Petrohawk Energy Corp.
7.25%, 8/15/18		6,400	7,208,666
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	568,394
Pride International, Inc.
6.875%, 8/15/20		1,327	1,656,471
Transocean, Inc.
6.80%, 3/15/38		1,916	2,191,509
7.50%, 4/15/31		1,800	2,242,964

			19,611,406

Other Industrial - 0.1%
URS Corp.
5.00%, 4/01/22 (a)		4,000	4,164,740

Services - 0.1%
QVC, Inc.
7.50%, 10/01/19 (a)		2,400	2,652,432

Transportation - Airlines - 0.0%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		1,045	1,181,836

			108,511,712

Utility - 0.5%
Electric - 0.2%
Dominion Resources, Inc./VA
7.50%, 6/30/66		4,100	4,551,000

	Principal Amount (000)		U.S. $ Value
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)	U.S.$	1,277	$1,605,827
FirstEnergy Corp.
Series C
7.375%, 11/15/31		2,000	2,499,492
Southern California Edison Co.
Series E
6.25%, 2/01/22		3,300	3,646,005

			12,302,324

Natural Gas - 0.3%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (a)(b)		1,904	2,171,017
Enterprise Products Operating LLC
Series H
6.65%, 10/15/34		1,500	1,801,958
SourceGas LLC
5.90%, 4/01/17 (a)		3,000	3,233,643
Southern Union Co.
7.60%, 2/01/24		3,200	4,025,568
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,664,880

			13,897,066

			26,199,390

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (a)		3,873	4,512,045
9.25%, 4/23/19 (a)		7,353	9,586,474
Sberbank of Russia Via SB Capital SA
5.125%, 10/29/22 (a)		11,313	11,369,565

			25,468,084

Total Corporates - Investment Grades (cost $406,960,603)			460,023,886

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Non-Agency Fixed Rate - 3.5%
Alternative Loan Trust 2006-24CB
Series 2006-24CB, Class A15
5.75%, 6/25/36		8,079	6,654,051
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.10%, 5/25/47		2,857	2,216,177
Series 2007-4, Class 22A1
5.403%, 6/25/47		12,119	10,794,143
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,393	904,438
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A2A
5.567%, 6/25/36		7,404	6,957,807
Series 2007-AR4, Class 1A1A
5.716%, 3/25/37		3,284	3,082,926

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust 2006-4
Series 2006-4, Class 2A1A
6.00%, 12/25/35	U.S.$	16,006	$15,049,426
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		3,408	2,698,684
Countrywide Alternative Loan Trust
Series 2006-2CB, Class A11
6.00%, 3/25/36		2,961	2,373,114
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		6,796	5,439,288
Series 2006-42, Class 1A6
6.00%, 1/25/47		2,623	1,876,504
Series 2006-HY12, Class A5
5.349%, 8/25/36		10,769	8,439,277
Series 2006-J1, Class 1A10
5.50%, 2/25/36		4,363	3,636,588
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,432	1,928,953
Series 2007-13, Class A2
6.00%, 6/25/47		8,903	7,674,462
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		2,029	1,778,660
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-HY4, Class 1A1
3.083%, 9/25/47		2,819	2,339,490
CSMC Mortgage-Backed Trust 2006-7
Series 2006-7, Class 3A12
6.25%, 8/25/36		6,914	6,158,382
First Horizon Alternative Mortgage Securities
Series 2005-AA3, Class 3A1
2.615%, 5/25/35		2,029	1,851,260
Series 2006-AA5, Class A1
2.422%, 9/25/36		6,097	4,649,697
Series 2006-AA7, Class A1
2.517%, 1/25/37		6,428	4,326,371
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		4,010	3,358,077
Indymac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
4.779%, 9/25/35		6,211	5,602,266
Series 2006-AR31
5.179%, 11/25/36		934	852,285
Series 2006-AR37, Class 2A1
5.149%, 2/25/37		2,480	2,140,511
Series 2007-AR1, Class 2A1
2.82%, 4/25/37		5,838	4,101,961
Morgan Stanley Mortgage Loan Trust
6.50%, 2/25/36		3,503	2,844,992
Series 2007-12, Class 3A22
6.00%, 8/25/37		1,264	1,161,113
Morgan Stanley Mortgage Loan Trust 2005-10
Series 2005-10, Class 4A1
5.50%, 12/25/35		3,500	3,275,811

	Principal Amount (000)		U.S. $ Value
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.887%, 10/25/36	U.S.$	12,703	$9,446,374
RALI Series 2005-QA7 Trust
Series 2005-QA7, Class A21
3.303%, 7/25/35		4,422	3,808,739
RALI Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		9,769	9,403,331
Series 2006-QA1, Class A21
3.866%, 1/25/36		1,931	1,477,962
Residential Accredit Loans, Inc.
Series 2005-QS14, Class 3A3
6.00%, 9/25/35		3,230	2,834,444
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		1,552	1,322,148
Series 2007-A1, Class A8
6.00%, 3/25/37		2,096	1,633,307
Series 2007-A5, Class 2A3
6.00%, 5/25/37		920	844,313
Residential Funding Mortgage Securities I, Inc.
Series 2007-S6, Class 1A16
6.00%, 6/25/37		2,830	2,511,024
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.407%, 9/25/35		5,619	5,529,439
Series 2006-9, Class 4A1
5.695%, 10/25/36		3,373	3,062,168
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
5.317%, 9/25/36		3,149	1,930,469
Series 2006-7, Class A4
5.317%, 9/25/36		3,019	1,850,542
Series 2006-9, Class A4
5.986%, 10/25/36		3,237	2,105,003
Series 2007-HY3, Class 4A1
2.747%, 3/25/37		7,101	6,549,541
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		3,449	2,965,208
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.875%, 12/28/37		14,703	12,946,331
Series 2007-AR8, Class A1
5.977%, 11/25/37		7,632	6,946,700

			201,333,757

Non-Agency Floating Rate - 2.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 1A1
2.53%, 10/25/35 (d)		1,316	1,247,152
Countrywide Alternative Loan Trust
Series 2005-27, Class 2A3
1.731%, 8/25/35 (d)		6,434	5,037,861

	Principal Amount (000)		U.S. $ Value
Series 2005-76, Class 2A1
1.707%, 2/25/36 (d)	U.S.$	1,059	$841,576
Series 2007-16CB, Class 4A6
37.778%, 8/25/37 (d)		2,462	4,802,040
Series 2007-7T2, Class A3
0.804%, 4/25/37 (d)		5,357	3,353,435
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.804%, 8/25/37 (d)		2,258	1,833,732
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA3, Class A1
0.344%, 7/25/47 (d)		10,712	8,689,810
Deutssche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
0.394%, 8/25/47 (d)		2,257	1,697,235
Downey Savings & Loan Association Mortgage Loan Trust
Series 2006-AR1, Class 1A1A
1.091%, 3/19/46 (d)		6,868	4,433,413
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.424%, 6/25/37 (d)		3,672	2,667,081
HarborView Mortgage Loan Trust
0.364%, 5/25/38 (d)		750	511,439
Series 2006-10, Class 2A1A
0.385%, 11/19/36 (d)		6,574	5,294,082
Series 2006-SB1, Class A1A
1.021%, 12/19/36 (d)		6,805	4,885,825
Series 2007-4, Class 2A1
0.425%, 7/19/47 (d)		9,721	7,735,177
Series 2007-7, Class 2A1A
1.204%, 11/25/47 (d)		3,385	2,911,026
IndyMac INDX Mortgage Loan Trust
Series 2006-FLX1, Class A1
0.414%, 11/25/36 (d)		1,261	1,036,635
IndyMac INDX Mortgage Loan Trust 2007-FLX3
Series 2007-FLX3, Class A1
0.444%, 6/25/37 (d)		5,236	4,511,328
Lehman Mortgage Trust
Series 2007-1, Class 3A1
0.454%, 2/25/37 (d)		4,017	980,787
Series 2007-1, Class 3A2
7.046%, 2/25/37 (d)(m)		4,017	1,531,872
Lehman Mortgage Trust 2005-2
Series 2005-2, Class 5A2
27.123%, 12/25/35 (d)		1,362	2,014,745
Lehman XS Trust
Series 2007-15N, Class 4A1
1.104%, 8/25/47 (d)		1,308	903,354
Series 2007-16N, Class 2A2

	Principal Amount (000)		U.S. $ Value
1.054%, 9/25/47 (d)	U.S.$	1,681	$1,231,034
Series 2007-4N, Class 3A2A
0.922%, 3/25/47 (d)		6,199	4,894,877
Luminent Mortgage Trust
Series 2006-4, Class A1A
0.394%, 5/25/46 (d)		987	637,941
Series 2006-6, Class A1
0.404%, 10/25/46 (d)		3,912	3,183,782
Merrill Lynch Alternative Note Asset
Series 2007-OAR1, Class A1
0.374%, 2/25/37 (d)		2,405	2,117,296
NovaStar Mortgage-Backed Notes
Series 2006-MTA1, Class 2A1A
0.394%, 9/25/46 (d)		2,893	2,062,297
RALI Series 2006-QO2 Trust
Series 2006-QO2, Class A1
0.424%, 2/25/46 (d)		2,479	1,220,428
RALI Trust
Series 2005-QO4, Class 2A1
0.484%, 12/25/45 (d)		4,026	2,960,934
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.671%, 8/25/47 (d)		6,089	4,627,983
Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.872%, 2/25/47 (d)		13,562	10,106,074
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR11, Class 3A1A
1.086%, 9/25/46 (d)		4,850	3,006,265
Series 2006-AR3, Class A1A
1.166%, 2/25/46 (d)		1,699	1,601,865
Series 2006-AR5, Class A1A
1.161%, 6/25/46 (d)		2,181	1,779,499
Series 2007-OA3, Class 2A1A
0.932%, 4/25/47 (d)		2,298	2,128,723
Series 2007-OA4, Class A1A
0.926%, 4/25/47 (d)		6,251	4,140,212
Series 2007-OA5, Class 1A
0.922%, 6/25/47 (d)		13,912	11,674,016

			124,292,831

Total Collateralized Mortgage Obligations (cost $303,655,323)			325,626,588

EMERGING MARKETS - CORPORATE BONDS - 4.0%
Industrial - 3.4%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)		5,969	5,815,842
Novelis, Inc./GA
8.75%, 12/15/20		7,000	7,910,000

	Principal Amount (000)		U.S. $ Value
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)(b)	U.S.$	10,301	$10,577,967
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)		4,299	4,490,649

			28,794,458

Capital Goods - 0.1%
Rearden G Holdings EINS GmbH
7.875%, 3/30/20 (a)		3,770	4,147,000
Servicios Corporativos Javer SAP
9.875%, 4/06/21 (a)		3,525	3,604,312

			7,751,312

Communications - Media - 0.5%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	2,895	4,127,373
CET 21 Spol Sro
9.00%, 11/01/17 (a)		3,532	5,203,388
Columbus International, Inc.
11.50%, 11/20/14 (a)	U.S.$	16,683	18,601,545
European Media Capital SA
10.00%, 2/01/15 (n)		537	515,207

			28,447,513

Communications - Telecommunications - 0.3%
Colombia Telecomunicaciones SA ESP
5.375%, 9/27/22 (a)		6,987	7,070,530
Empresa de Telecomunicaciones de Bogota
7.00%, 1/17/23 (a)	COP	5,840,000	3,420,957
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)	U.S.$	3,250	3,859,375
VimpelCom Holdings BV
7.504%, 3/01/22 (a)		3,720	4,240,800

			18,591,662

Consumer Cyclical - Other - 0.6%
Corp. GEO SAB de CV
8.875%, 3/27/22 (a)		4,197	4,295,630
Desarrolladora Homex SAB de CV
9.75%, 3/25/20 (a)(b)		11,127	11,631,519
MCE Finance Ltd.
10.25%, 5/15/18		7,855	9,198,990
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)	EUR	4,400	5,765,219
Studio City Finance Ltd.
8.50%, 12/01/20 (a)	U.S.$	6,261	6,846,403

			37,737,761

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
5.683%, 6/15/15 (a)(d)	EUR	2,434	$3,139,641

Consumer Non-Cyclical - 0.8%
Agrokor DD
8.875%, 2/01/20 (a)	U.S.$	1,796	2,048,355
9.875%, 5/01/19 (a)	EUR	3,747	5,731,522
Corp. Azucarera del Peru SA
6.375%, 8/02/22 (a)	U.S.$	4,030	4,402,714
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	2,826	4,220,857
Hypermarcas SA
6.50%, 4/20/21 (a)(b)	U.S.$	6,517	7,005,775
Tonon Bioenergia SA
9.25%, 1/24/20 (a)(b)		6,355	6,181,834
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)		1,300	1,332,500
11.75%, 2/09/22 (a)(b)		12,500	13,218,750

			44,142,307

Energy - 0.1%
Golden Close Maritime Corp., Ltd
11.00%, 12/09/15		3,200	3,424,522

Other Industrial - 0.2%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		9,505	8,649,550
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)(b)		3,659	3,485,198
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	2,487	3,376,702

			15,511,450

Technology - 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18	U.S.$	2,800	3,129,000

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		3,934	4,041,574

			194,711,200

Financial Institutions - 0.6%
Banking - 0.4%
Banco de Reservas de LA Republica Dominicana
7.00%, 2/01/23 (a)		8,137	8,218,370
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21 (a)(b)		837	918,897

	Principal Amount (000)		U.S. $ Value
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22 (a)	U.S.$	12,500	$13,008,106

			22,145,373

Finance - 0.2%
Sistema International Funding SA
6.95%, 5/17/19 (a)		8,461	9,200,356

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (a)		1,200	1,224,000

			32,569,729

Total Emerging Markets - Corporate Bonds (cost $216,270,785)			227,280,929

EMERGING MARKETS - SOVEREIGNS - 3.0%
Argentina - 0.8%
Argentina Boden Bonds
7.00%, 10/03/15		21,871	18,721,140
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	7,070	5,615,602
Series NY
2.50%, 12/31/38 (i)	U.S.$	14,680	4,881,100
8.28%, 12/31/33		1,885	1,192,306
Series X
7.00%, 4/17/17 (b)		18,150	14,396,479

			44,806,627

Cote D’Ivoire - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)		39,199	37,435,045

Dominican Republic - 0.3%
Dominican Republic International Bond
8.625%, 4/20/27 (a)		14,203	17,398,675

El Salvador - 0.3%
El Salvador Government International Bond
7.375%, 12/01/19 (a)(b)		1,495	1,763,353
7.625%, 9/21/34 (a)		872	1,044,220
7.65%, 6/15/35 (a)		11,545	13,594,237
7.75%, 1/24/23 (a)		700	854,000

			17,255,810

Gabon - 0.1%
Gabonese Republic
8.20%, 12/12/17 (a)(b)		3,208	3,889,700

Ghana - 0.1%
Republic of Ghana
8.50%, 10/04/17 (a)		4,394	5,108,025

	Principal Amount (000)		U.S. $ Value
8.50%, 10/04/17	U.S.$	130	$151,125

			5,259,150

Serbia - 0.1%
Republic of Serbia
6.75%, 11/01/24 (a)		1,505	1,504,801
7.25%, 9/28/21 (a)		6,418	7,460,925

			8,965,726

Turkey - 0.0%
Turkey Government International Bond
7.375%, 2/05/25		1,649	2,170,084

Venezuela - 0.6%
Venezuela Government International Bond
7.65%, 4/21/25		38,000	34,580,000

Total Emerging Markets - Sovereigns (cost $128,347,731)			171,760,817

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Non-Agency Fixed Rate CMBS - 2.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		6,665	7,547,925
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.623%, 6/24/50 (a)		3,500	3,567,812
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		2,409	2,455,805
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,500	1,724,051
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.219%, 7/15/44		899	952,424
Commercial Mortgage Pass-Through Certificates
Series 2006-C3, Class AJ
5.786%, 6/15/38		1,840	1,708,313
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.467%, 9/15/39		5,320	6,009,020
Series 2006-C4, Class AM
5.509%, 9/15/39		5,600	6,112,411
DB-UBS 2011-LC2 Mortgage Trust
Series 2011-LC2A, Class D
5.445%, 7/10/44 (a)		2,500	2,635,282
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AJ
5.308%, 11/10/45		5,000	4,742,210

	Principal Amount (000)		U.S. $ Value
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class AM
5.475%, 3/10/39	U.S.$	10,561	$11,610,862
GS Mortgage Securities Corp. II
Series 2006-GG6, Class AJ
5.638%, 4/10/38		11,756	11,556,171
Series 2011-GC5, Class C
5.308%, 8/10/44 (a)		7,937	8,880,184
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.726%, 2/12/49		10,321	11,466,827
Series 2007-LD11, Class AM
5.812%, 6/15/49		10,744	11,013,274
Series 2007-LD12, Class AM
6.002%, 2/15/51		1,856	2,080,189
Series 2007-LDPX, Class AM
5.464%, 1/15/49		6,789	7,356,260
Series 2012-CBX, Class D
5.189%, 6/15/45 (a)		5,000	5,265,229
Series 2012-CBX, Class E
5.189%, 6/15/45 (a)		6,521	6,548,736
LB Commercial Mortgage Trust
Series 2007-C3, Class AM
5.894%, 7/15/44		8,418	9,616,965
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		7,127	7,442,837
LSTAR Commercial Mortgage Trust
Series 2011-1, Class C
5.638%, 6/25/43 (a)		2,000	2,172,012
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,804,393
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D
4.893%, 5/10/63 (a)		2,300	2,295,586
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class AJ
5.368%, 11/15/48		2,500	2,227,557
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (a)		2,380	2,441,406
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.564%, 4/15/45 (a)		1,300	1,351,666

			143,585,407

Non-Agency Floating Rate CMBS - 0.3%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.506%, 6/15/22 (a)(d)		1,019	946,158

	Principal Amount (000)		U.S. $ Value
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class D
0.506%, 6/15/20 (a)(d)	U.S.$	4,475	$3,825,033
Series 2007-WHL8, Class E
0.606%, 6/15/20 (a)(d)		12,800	10,748,877
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.249%, 6/15/44 (a)(c)		2,576	2,764,818

			18,284,886

Total Commercial Mortgage-Backed Securities (cost $139,959,605)			161,870,293

BANK LOANS - 2.6%
Industrial - 2.2%
Basic - 0.3%
FMG Resources (August 2006) Pty. Ltd. (FMG America Finance, Inc.)
5.25%, 10/18/17 (d)		7,781	7,875,344
Patriot Coal Corporation
9.25%, 12/31/13 (d)		2,950	2,972,125
Unifrax Holding Co.
11/01/18 (o)		2,825	3,816,606

			14,664,075

Capital Goods - 0.2%
Serta Simmons Holdings LLC
5.00%, 10/01/19 (d)		5,750	5,818,655
Silver II Borrower S.C.A (Silver II US Holdings LLC)
5.00%, 12/13/19 (d)		5,000	5,042,500

			10,861,155

Communications - Media - 0.1%
Advantage Sales & Marketing, Inc.
5.25%, 12/18/17 (d)		980	983,675
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.71%, 7/03/14 (d)		892	686,114
Clear Channel Communications, Inc.
3.85%, 1/29/16 (d)		124	106,933
Univision Communications, Inc.
4.45%, 3/31/17 (d)		1,857	1,859,215

			3,635,937

Communications - Telecommunications - 0.1%
Alcatel-Lucent USA Inc.
1/24/19 (o)		6,720	6,785,520

Consumer Cyclical - Automotive - 0.2%
Federal-Mogul Corporation
2.14%-2.15%, 12/29/14 (d)		1,284	1,216,385
2.14%-2.15%, 12/28/15 (d)		655	620,605

	Principal Amount (000)		U.S. $ Value
Schaeffler AG
6.00%, 1/27/17 (d)	U.S.$	3,580	$3,622,448
TI Group Automotive Systems LLC
6.75%, 3/14/18 (d)		6,699	6,766,369

			12,225,807

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
5.25%, 11/30/16 (d)		2,450	2,489,812
Harrah’s Las Vegas Propco LLC
3.20%, 2/13/13 (d)		8,675	8,006,331

			10,496,143

Consumer Cyclical - Other - 0.0%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.20%, 1/28/15 (d)		601	595,372
Global Cash Access, Inc.
7.00%, 3/01/16 (d)		402	405,181
Las Vegas Sands LLC
2.76%, 11/23/16 (d)		272	273,242
Sabre, Inc.
5.95%, 9/30/17 (d)		485	489,848

			1,763,643

Consumer Cyclical - Retailers - 0.1%
Bass Pro Group LLC
4.00%, 11/20/19 (d)		3,000	3,030,000
Burlington Coat Factory Warehouse Corporation
5.50%, 2/23/17 (d)		705	713,113
Harbor Freight Tools USA, Inc./Central Purchasing LLC
5.50%, 11/14/17 (d)		2,388	2,419,044
Rite Aid Corporation
1.96%, 6/04/14 (d)		955	952,637

			7,114,794

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18 (d)		5,500	5,596,250
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20 (d)		6,360	6,614,400
ConvaTec, Inc.
5.00%, 12/22/16 (d)		1,210	1,228,154
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.71%, 7/11/14 (d)		1,955	1,767,015
Immucor, Inc. (fka IVD Acquisition Corporation)
5.75%, 8/19/18 (d)		4,938	5,007,655

	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc.
5.50%, 5/04/18 (d)	U.S.$	2,822	$2,872,061
Par Pharmaceutical Co., Inc. (Par Pharmaceutical, Inc.)
5.00%, 9/30/19 (d)		3,152	3,183,621
US Foods, Inc. (aka U.S. Foodservice, Inc.)
5.75%, 3/31/17 (d)		630	637,334
Wolverine World Wide, Inc.
4.00%, 7/31/19 (d)		1,282	1,294,259

			28,200,749

Energy - 0.0%
Citgo Petroleum Corporation
9.00%, 6/24/17 (d)		1,622	1,642,058

Other Industrial - 0.1%
Allison Transmission, Inc.
2.71%, 8/07/14 (d)		213	213,595
Gavilon Group LLC, The
6.00%, 12/06/16 (d)		319	317,819
Navistar, Inc.
7.00%, 8/17/17 (d)		5,137	5,207,760

			5,739,174

Services - 0.0%
Asurion LLC (fka Asurion Corporation)
5.50%, 5/24/18 (d)		943	952,246
ServiceMaster Company, The
2.70%, 7/24/14 (d)		192	192,166

			1,144,412

Technology - 0.4%
Avaya, Inc.
3.06%, 10/24/14 (d)(o)		6,901	6,857,060
4.81%, 10/26/17 (d)		386	361,348
Blackboard, Inc.
11.50%, 4/04/19 (d)		8,250	8,019,000
Eastman Kodak Company
8.50%, 7/20/13 (d)		1,328	1,328,420
First Data Corporation
2.95%, 9/24/14 (d)		29	28,895
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (d)		4,913	4,126,500
SunGard Data Systems, Inc. (Solar Capital Corp.)
3.83%-3.94%, 2/28/16 (d)		250	252,410
Syniverse Holdings, Inc.
5.00%, 4/23/19 (d)		995	1,006,821

			21,980,454

			126,253,921

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.3%
REITS - 0.3%
iStar Financial, Inc.
5.25%, 3/19/16 (d)	U.S.$	2,497	$2,533,090
5.75%, 10/15/17 (d)		13,310	13,476,347

			16,009,437

Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
4.31%, 6/01/16 (d)		5,576	4,613,782

Utility - 0.0%
Other Utility - 0.0%
Willbros United States Holdings, Inc.
9.50%, 6/30/14 (d)		861	851,092

Total Bank Loans (cost $145,742,022)			147,728,232

EMERGING MARKETS - TREASURIES - 1.5%
Costa Rica - 0.3%
Republic of Costa Rica
10.58%, 6/22/16 (a)	CRC	4,150,000	8,935,413
11.13%, 3/28/18 (a)		2,620,500	5,903,987

			14,839,400

Dominican Republic - 0.3%
Dominican Republic International Bond
15.95%, 6/04/21 (a)	DOP	52,700	1,566,757
16.00%, 7/10/20 (a)		563,400	16,749,729

			18,316,486

Hungary - 0.2%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	1,175,500	5,474,106
Series 15/A
8.00%, 2/12/15		509,090	2,487,338
Series 16/C
5.50%, 2/12/16		1,131,580	5,262,225

			13,223,669

Indonesia - 0.2%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41 (a)	IDR	68,280,000	9,541,674

Nigeria - 0.2%
Nigeria Government Bond
Series 10YR
16.39%, 1/27/22	NGN	652,500	5,341,656
Series 7
16.00%, 6/29/19		812,485	6,316,341

			11,657,997

	Principal Amount (000)		U.S. $ Value
Philippines - 0.2%
Philippine Government International Bond
6.25%, 1/14/36	PHP	280,000	$8,740,322

Russia - 0.1%
Russia - Recap Linked Note (CS)
7.50%, 3/15/18 (a)	RUB	232,655	8,224,942

Total Emerging Markets - Treasuries (cost $77,669,183)			84,544,490

QUASI-SOVEREIGNS - 1.4%
Quasi-Sovereign Bonds - 1.4%
Hungary - 0.1%
Magyar Export-Import Bank RT
5.50%, 2/12/18 (a)	U.S.$	3,291	3,419,214

Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	7,490,000
Pertamina Persero PT
6.00%, 5/03/42 (a)		720	782,137
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		11,216	11,103,840

			19,375,977

Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)		3,746	4,560,755

Russia - 0.6%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)		17,519	19,446,090
7.75%, 5/29/18 (a)		11,479	13,688,707

			33,134,797

Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		3,650	4,854,500

Ukraine - 0.1%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14		5,978	6,142,395
Ukreximbank Via Biz Finance PLC
8.375%, 4/27/15 (a)		1,620	1,632,150

			7,774,545

United States - 0.1%
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		4,527	5,251,320

Total Quasi-Sovereigns (cost $66,689,482)			78,371,108

	Shares	U.S. $ Value
PREFERRED STOCKS - 1.3%
Financial Institutions - 1.1%
Banking - 0.5%
Citigroup Capital XIII
7.875% (c)	144,000	$4,011,840
CoBank ACB
6.25%	35,289	3,756,073
Royal Bank of Scotland Group PLC
6.40%	360,000	8,128,800
Santander Finance Preferred SAU
6.80%	67,000	1,713,190
US Bancorp
6.50%	270,000	7,754,400
Zions Bancorp
9.50%	196,500	5,136,510

		30,500,813

Brokerage - 0.2%
Bank of America Corp.
8.625%	430,000	11,106,900

Finance - 0.0%
Brandywine Realty Trust
6.90%	97,325	2,536,290

Insurance - 0.1%
Hartford Financial Services Group, Inc.
7.875%	170,000	4,950,400
XLIT Ltd.
0.00% (d)	1,750	1,391,250

		6,341,650

Other Finance - 0.2%
RBS Capital Funding Trust V
5.90%	427,925	9,097,685

REITS - 0.1%
Health Care REIT, Inc.
6.50%	116,925	3,111,374
Sovereign Real Estate Investment Trust
12.00% (a)	501	651,911

		3,763,285

		63,346,623

Industrial - 0.2%
Communications - Telecommunications - 0.2%
Centaur Funding Corp.
9.08% (a)	6,280	7,873,550

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	11,250	20,813
Federal National Mortgage Association
8.25%	51,350	92,943

	Principal Amount (000)		U.S. $ Value
			$113,756

Total Preferred Stocks (cost $64,734,737)			71,333,929

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.0%
United States - 1.0%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47	U.S.$	15,625	14,072,344
California GO
7.60%, 11/01/40		1,200	1,782,240
7.625%, 3/01/40		1,250	1,834,350
7.95%, 3/01/36		2,235	2,784,296
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		9,815	8,444,826
Illinois GO
7.35%, 7/01/35		4,120	4,921,587
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		9,585	9,174,858
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		4,665	4,429,371
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41		3,855	3,462,715
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		4,520	3,692,478

Total Local Governments - Municipal Bonds (cost $49,822,794)			54,599,065

GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Brazil - 0.2%
Banco do Brasil SA (Cayman)
6.25%, 4/15/24 (a)		12,767	12,671,247

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		356	340,870
2.375%, 5/25/16		4,218	4,027,258

			4,368,128

Russia - 0.1%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)		3,433	3,819,212

Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	2,700	2,598,270

	Principal Amount (000)		U.S. $ Value
Ukraine - 0.0%
Financing of Infrastrucural Projects State Enterprise
7.40%, 4/20/18 (a)	U.S.$	2,500	$2,418,740

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	10,900	17,287,400

Total Governments - Sovereign Agencies (cost $40,149,157)			43,162,997

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Croatia - 0.2%
Croatia Government International Bond
6.625%, 7/14/20 (a)	U.S.$	5,350	6,125,750
6.75%, 11/05/19 (a)		3,280	3,762,160

			9,887,910

Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	2,525,075

Nigeria - 0.1%
Nigeria - Recap Linked (Citi)
15.10%, 5/01/17 (a)	NGN	357,900	2,585,808
26.49%, 5/01/17 (a)		378,300	2,733,196
Nigeria - Recap Linked (HSBC)
15.10%, 5/02/17 (a)		377,000	2,736,998

			8,056,002

Slovenia - 0.2%
Slovenia Government International Bond
5.50%, 10/26/22 (a)	U.S.$	9,175	9,507,594

United Arab Emirates - 0.2%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		7,645	9,651,813

Total Governments - Sovereign Bonds (cost $35,056,277)			39,628,394

ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Floating Rate - 0.3%
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.276%, 2/25/37 (d)		4,700	3,702,383
Series 2007-CB3, Class A3
4.685%, 3/25/37 (d)		2,072	1,083,273
GSAA Trust
Series 2006-6, Class AF4
5.389%, 3/25/36 (d)		5,623	3,539,347
Series 2006-6, Class AF5

	Principal Amount (000)		U.S. $ Value
5.389%, 3/25/36 (d)	U.S.$	4,550	$2,863,538
HSBC Asset Loan Obligation
Series 2007-WF1, Class A3
5.484%, 12/25/36 (d)		3,392	2,041,614
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2, Class AF3
5.229%, 1/25/37 (d)		1,750	1,231,276

			14,461,431

Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		2,108	1,504,313
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,690	1,413,333
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	2,202,609
Series 2006-10, Class AF3
5.985%, 6/25/36		2,221	1,444,329
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		3,212	2,746,787
Series 2007-6, Class 3A5
5.72%, 5/25/37		1,145	955,147
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		2,107	1,401,893
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,954	1,451,941

			13,120,352

Total Asset-Backed Securities (cost $25,243,004)			27,581,783

SUPRANATIONALS - 0.2%
Eurasian Development Bank
7.375%, 9/29/14 (a)		1,760	1,905,200
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	82,770,270	8,404,497

Total Supranationals (cost $10,846,349)			10,309,697

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.0%
Provincia de Cordoba
12.375%, 8/17/17 (a)	U.S.$	4,226	3,338,540

Colombia - 0.1%
Bogota Distrito Capital
9.75%, 7/26/28 (a)	COP	6,665,000	5,446,769

Total Local Governments - Regional Bonds (cost $7,036,874)			8,785,309

Company	Shares		U.S. $ Value
COMMON STOCKS - 0.1%
American Media Operations, Inc. (g)(h)		15,926	$63,704
American Media, Inc. (h)(n)		10,382	0
AOT Bedding Super Holdings, LLC (g)(h)		43	156,024
Gallery Media (h)(p)		202	303,000
Greektown Superholdings, Inc. (g)(h)(j)		541	32,460
Keystone Automotive Operations, Inc. (g)(h)(j)		41,929	415,517
Merisant Co. (g)(h)(j)		999	94,939
Neenah Enterprises, Inc. (g)(h)(j)		49,578	322,257
Realogy Holdings Corp. (j)		10,181	0
Realogy Holdings Corp. (j)		81,444	3,646,248
U.S. Shipping Corp. (g)(h)		27,473	0
Voyager Learning Exchange (g)(h)(j)		1,283,000	0

Total Common Stocks (cost $4,392,644)			5,034,149

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond
3.70%, 6/26/37
(cost $2,664,609)	UYU	61,562	3,745,586

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust 2
Expiration: Feb 2013, Exercise Price: $ 142.00 (j)(q)		6,315	110,513
SPDR S&P 500 ETF Trust 1
Expiration: Apr 2013, Exercise Price: $ 148.00 (j)(q)		2,739	855,937
SPDR S&P 500 ETF Trust 3
Expiration: Mar 2013, Exercise Price: $ 139.00 (j)(q)		9,752	541,236

			1,507,686

Options on Forward Contracts - 0.0%
EUR/USD
Expiration: Feb 2013, Exercise Price: $ 1.26 (j)(r)		52,580,000	0
EUR/USD
Expiration: Feb 2013, Exercise Price: $ 1.24 (j)(r)		41,590,000	0

			0

Total Options Purchased - Puts (cost $7,031,322)			1,507,686

Company	Shares		U.S. $ Value
WARRANTS - 0.0%
Magnachip Semiconductor, expiring 12/31/49 (g)(h)(j)		12,000	$30,000
Fairpoint Communications, Inc., expiring 1/24/18 (g)(h)(j)		6,740	0
Alion Science and Technology Corp., expiring 11/01/14 (h)(j)(n)		1,050	0
iPayment Holdings, Inc., expiring 11/15/18 (j)		2,952	0
Talon Equity Co. NV, expiring 11/24/15 (g)(h)(j)		877	0

Total Warrants (cost $6)			30,000

SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13% (s) (cost $438,866,393)		438,866,393	438,866,393

	Principal Amount (000)
Governments - Sovereign Bonds - 0.1%
Brazil - 0.1%
Brazil - Recap Linked Note (JPMC)
10.00%, 3/01/13 (a) (cost $7,636,943)	BRL	13,075	6,833,364

Total Short-Term Investments (cost $446,503,336)			445,699,757

Total Investments - 103.0% (cost $5,496,600,370) (t)			5,851,174,019
Other assets less liabilities - (3.0)% (u)			(170,370,520)

Net Assets - 100.0%			$5,680,803,499

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr
Futures	3,434	March 2013	$756,874,014	$756,928,736	$54,722
U.S. T-Note 5 Yr
Futures	7,910	March 2013	984,672,746	978,738,946	(5,933,800)

					$(5,879,078)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	GBP	794	USD	1,253	2/28/13	$(5,777)
Barclays Capital, Inc.	USD	110,474	MXN	1,420,087	2/28/13	956,012
Barclays Capital, Inc.	ZAR	160,104	USD	17,476	3/14/13	(334,860)
Barclays Capital, Inc.	USD	28,369	INR	1,549,512	4/05/13	440,422
BNP Paribas SA	BRL	13,026	USD	6,551	2/04/13	10,034
BNP Paribas SA	USD	6,390	BRL	13,026	2/04/13	151,390
BNP Paribas SA	CAD	57,707	USD	57,521	3/14/13	(290,953)
BNP Paribas SA	USD	14,161	INR	767,123	4/05/13	101,840
Brown Brothers Harriman & Co.	EUR	5,000	USD	6,729	2/28/13	(61,355)
Brown Brothers Harriman & Co.	USD	61	GBP	39	2/28/13	545
Credit Suisse First Boston	COP	14,654,708	USD	8,239	2/28/13	(739)
Credit Suisse First Boston	EUR	6,439	USD	8,683	2/28/13	(61,404)
Deutsche Bank	GBP	4,080	USD	6,475	2/28/13	4,926
Goldman Sachs	JPY	1,180,697	USD	14,029	2/08/13	1,116,643
Goldman Sachs	USD	33,244	RUB	1,012,051	2/21/13	387,579
Goldman Sachs	GBP	82,402	USD	132,407	2/28/13	1,735,062
Goldman Sachs	AUD	4,605	USD	4,842	3/08/13	51,156
JPMorgan Chase Bank	EUR	281,404	USD	375,430	2/28/13	(6,710,381)
JPMorgan Chase Bank	HUF	2,390,120	USD	10,780	3/22/13	(250,955)
Royal Bank of Canada	CAD	9,526	USD	9,474	3/14/13	(69,428)
Royal Bank of Scotland	GBP	1,903	USD	3,015	2/28/13	(2,070)
Royal Bank of Scotland	USD	7,418	TRY	13,180	3/14/13	42,312
Standard Chartered Bank	JPY	7,903,264	USD	93,813	2/08/13	7,384,221
Standard Chartered Bank	IDR	234,647,570	USD	23,675	4/05/13	(255,951)
UBS Securities LLC	BRL	121,441	USD	59,446	2/04/13	(1,538,023)
UBS Securities LLC	USD	61,116	BRL	121,441	2/04/13	(131,996)
UBS Securities LLC	BRL	54,208	USD	27,222	3/04/13	77,139

						$2,745,389

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
Call - JPY vs. USD	JPY 89.00	4/04/13	JPY 4,542,981	$409,799	$(1,744,425)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)*	Premiums Received	Market Value
Put - CDX-NAHY 19 5 Year Index	Bank of America, NA	Sell	98.00%	3/20/13	$125,850	$2,919,720	$(372,994)
Put - CDX-NAHY 19 5 Year Index	Barclays Bank PLC	Sell	98.00	3/20/13	69,910	1,558,993	(207,199)
Put - CDX NAHY-19 5 Year Index	BNP Paribas	Sell	100.00	2/20/13	139,900	783,440	(213,209)
Put - CDX NAHY-19 5 Year Index	JPMorgan Chase Bank, NA	Sell	102.00	4/17/13	57,800	838,100	(991,952)

							$(1,785,354)

*	Represents original notional which currently trades at a factor of 1.00.

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA		$23,380	7/5/22	1.74%	3 Month LIBOR	$459,014
Bank of America, NA	GBP	7,030	12/6/22	1.86%	6 Month LIBOR	228,058
Bank of America, NA		3,150	12/6/42	6 Month LIBOR	2.97%	(213,916)
Citibank, NA		$217,970	9/14/17	0.84%	3 Month LIBOR	315,460
Citibank, NA		111,140	6/11/22	1.83%	3 Month LIBOR	1,013,361
Credit Suisse International		650,000	10/29/14	0.41%	3 Month LIBOR	(812,042)
Credit Suisse International		61,630	12/7/14	0.36%	3 Month LIBOR	56,163
Credit Suisse International		99,800	1/31/15	0.44%	3 Month LIBOR	(19,330)
Credit Suisse International		21,500	12/7/17	0.74%	3 Month LIBOR	234,279
Deutsche Bank AG		80,360	1/18/18	0.87%	3 Month LIBOR	557,482
Deutsche Bank AG	GBP	117,670	10/4/22	1.86%	6 Month LIBOR	2,947,028
Deutsche Bank AG		49,575	10/4/42	6 Month LIBOR	2.97%	(3,104,786)
Goldman Sachs International		$88,500	11/5/14	0.38%	3 Month LIBOR	20,058
Goldman Sachs International		257,020	9/18/17	0.85%	3 Month LIBOR	177,302
Goldman Sachs International		307,750	11/13/17	0.78%	3 Month LIBOR	2,410,147
Goldman Sachs International		62,150	9/17/22	1.80%	3 Month LIBOR	736,198
Goldman Sachs International		26,730	1/24/23	1.89%	3 Month LIBOR	396,682
JPMorgan Chase Bank, NA		17,500	1/3/23	1.79%	3 Month LIBOR	397,350
JPMorgan Chase Bank, NA	GBP	10,830	1/22/23	2.05%	6 Month LIBOR	111,556
JPMorgan Chase Bank, NA		9,330	1/22/43	6 Month LIBOR	3.11%	(255,143)
Morgan Stanley Capital Services LLC		$8,500	2/17/22	2.01%	3 Month LIBOR	(63,268)
Nomura International PLC		17,670	11/23/22	1.72%	3 Month LIBOR	454,673

						$6,046,326

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Implied Credit Spread at January 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Alcatel-Lucent Usa, Inc.,
6.50% 1/15/28, 3/20/17*	(5.00	) %	7.03%		$2,240	$165,822	$179,200	$(13,378)
Fifth & Pacific Companies, Inc.,
5.00% 7/08/13, 12/20/13*	(5.00)		0.40		1,090	(51,147)	11,029	(62,176)
Nokia OYJ,
6.75% 2/04/19, 9/20/14*	(5.00)		1.89		15,000	(750,627)	984,823	(1,735,450)
The McClatchy Co.,
5.75% 9/01/17, 12/20/13*	(5.00)		1.07		1,090	(43,215)	20,680	(63,895)
Citibank, NA:
Venezuela Government International Bond,
9.25% 9/15/27, 3/20/16*	(5.00)		6.07		24,500	571,114	3,964,212	(3,393,098)
Deutsche Bank:
Ally Financial, Inc.,
7.50% 9/15/20, 6/20/17*	(5.00)		1.89		4,500	(609,279)	(200,212)	(409,067)
Goldman Sachs Bank USA:
CDX NAHY Series 11 5 Year Index, 12/20/13*	– 0	–	60.33		2,791	963,062	792,217	170,845
JPMorgan Chase Bank, NA:
MBIA, Inc.,
6.625% 10/01/28, 12/20/13*	(5.00)		8.79		2,180	62,059	115,564	(53,505)
Morgan Stanley Capital Services LLC:
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)		5.84	EUR	2,655	108,794	189,533	(80,739)
Fiat SpA,
6.625% 2/15/13, 12/20/17*	(5.00)		5.84		3,795	155,508	276,090	(120,582)
Sale Contracts
Bank of America, NA:
Amkor Technology, Inc.,
7.375% 5/01/18, 6/20/17*	5.00		5.10		$4,250	(322)	(137,522)	137,200

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Boyd Gaming Corp.,
6.75% 4/15/14, 3/20/16*	5.00%	6.14%		$4,500	$(118,595)	$(228,307)	$109,712
CDX NAHY Series 17 5 Year Index, 12/20/16*	5.00	3.77		30,240	1,465,800	(2,674,238)	4,140,038
CDX NAHY Series 17 5 Year Index, 12/20/16*	5.00	3.77		33,600	1,628,666	(1,802,741)	3,431,407
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	4.60		925	(133,879)	(159,852)	25,973
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	4.60		463	(66,940)	(79,839)	12,899
HCA, Inc.,
6.375% 1/15/15, 6/20/17*	5.00	2.69		6,000	594,037	49,116	544,921
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	4.16	EUR	14,486	(2,028,049)	(2,118,709)	90,660
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	4.16		2,897	(405,610)	(398,771)	(6,839)
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	4.16		2,897	(405,610)	(386,545)	(19,065)
iTraxx Europe-9 10 Year Index, 6/20/18*	3.00	4.16		2,897	(405,610)	(387,953)	(17,657)
Sanmina Corp.,
8.125% 3/01/16, 6/20/17*	5.00	4.93		$5,990	37,067	(298,231)	335,298
Barclays Bank PLC:
Advanced Micro Devices, Inc.,
7.750% 8/1/20*	5.00	8.48		8,390	(727,012)	(607,213)	(119,799)
AK Steel Corp.,
7.625% 5/15/20, 6/20/17*	5.00	9.64		5,150	(777,825)	(567,073)	(210,752)
Alcatel-Lucent USA Inc.,
6.50% 1/15/28, 6/20/16*	5.00	5.89		5,000	(123,764)	209,570	(333,334)
Cablevision Systems Corp.,
8.00% 4/15/12, 3/20/16*	5.00	2.75		3,000	221,434	224,217	(2,783)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 17 5 Year Index, 12/20/16*	5.00%	3.77%		$31,680	$1,535,600	$(2,203,846)	$3,739,446
CDX-NAIG Series 15 5 Year Index, 12/20/15*	1.00	1.92		3,000	(73,717)	(253,627)	179,910
Clear Channel Communications, Inc.,
6.875% 6/15/18*	5.00	15.55		3,000	(756,101)	(795,540)	39,439
Clear Channel Communications, Inc.,
6.875% 6/15/18, 12/20/14*	5.00	7.31		5,820	(282,598)	(539,250)	256,652
Community Health Systems, Inc.,
8.875% 7/15/15, 6/20/16*	5.00	2.09		4,650	461,291	(114,619)	575,910
Community Health Systems, Inc.,
8.875% 7/15/15, 6/20/17*	5.00	2.90		4,150	372,096	(232,542)	604,638
Freescale Semiconductor Inc.,
8.05% 2/01/20, 6/20/17*	5.00	5.67		3,990	(88,439)	(294,776)	206,337
Freescale Semiconductor, Inc.,
8.875% 12/15/14, 6/20/16*	5.00	4.35		5,000	112,511	(103,169)	215,680
Health Management Associates, Inc.,
6.125% 4/15/16, 6/20/17*	5.00	2.73		5,950	578,829	(31,273)	610,102
Levi Strauss & Co.,
8.875% 4/01/16, 3/20/16*	5.00	2.56		1,500	119,738	39,714	80,024
Nokia OYJ, 6.75% 2/04/19, 9/20/17*	5.00	5.45		9,390	(133,570)	(1,577,991)	1,444,421
NXP BV, 2.945% 10/15/13*	5.00	4.00	EUR	1,750	137,641	123,491	14,150
NXP BV, 2.96%, 10/15/13, 3/20/16*	5.00	2.52		$3,010	243,128	133,538	109,590

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Virgin Media Finance PLC,
9.50% 8/15/16, 6/20/17*	5.00%	2.10%	$4,000	$500,572	$50,218	$450,354
Virgin Media Finance PLC,
9.50% 8/15/16, 6/20/17*	5.00	2.10	4,500	563,143	114,252	448,891
Citibank, NA:
Amkor Technology, Inc.,
7.375% 5/01/18, 6/20/17*	5.00	5.10	4,150	(314)	(295,151)	294,837
CDX NAHY Series 17 5 Year Index, 12/20/16*	5.00	3.77	36,770	1,782,320	(3,314,996)	5,097,316
CDX NAHY Series 18 5 Year Index, 6/20/17*	5.00	4.12	10,608	414,737	(150,253)	564,990
CDX NAHY Series 18 5 Year Index, 6/20/17*	5.00	4.12	7,071	276,440	(111,978)	388,418
CDX NAHY Series 18 5 Year Index, 6/20/17*	5.00	4.12	7,072	276,479	(96,157)	372,636
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.53	5,700	(830,089)	(823,883)	(6,206)
Goodyear Tire & Rubber Co.,
7.00% 3/15/28, 3/20/16*	5.00	3.48	2,000	102,325	37,069	65,256
New Albertsons, Inc.,
8.00% 5/01/31, 9/20/14*	5.00	5.37	5,800	(22,336)	(899,294)	876,958
Credit Suisse International:
CDX-NAHY Series 15 5 Year Index, 12/20/15*	5.00	2.55	15,675	1,150,694	(1,192,684)	2,343,378
CDX-NAHY Series 15 5 Year Index, 12/20/15*	5.00	2.55	13,925	1,020,293	(1,067,007)	2,087,300
Chesapeake Energy Corp.,
6.625% 8/15/20, 12/20/17*	5.00	3.68	5,000	311,592	11,799	299,793
Goodyear Tire & Rubber Co.,
7.00% 3/15/28*	5.00	5.15	4,100	(10,156)	(38,699)	28,543

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Health Management Associates, Inc.,
6.125% 4/15/16*	5.00%	3.12%	$2,570	$227,119	$158,355	$68,764
Levi Strauss & Co.,
7.625% 5/15/20, 12/20/17*	5.00	4.12	5,120	214,467	(48,327)	262,794
Mediacom LLC,
9.125% 8/15/19, 12/20/17*	5.00	3.95	2,500	125,950	50,363	75,587
MGM Resorts International,
5.875% 2/27/14, 3/20/16*	5.00	2.51	3,000	244,687	(73,453)	318,140
MGM Resorts International,
7.625% 1/15/17, 6/20/13*	5.00	0.29	4,600	112,193	49,080	63,113
Owens-Illinois, Inc.,
7.80% 5/15/18*	5.00	2.36	3,000	376,839	257,063	119,776
United States Steel Corp.,
6.65% 6/01/37, 12/20/17*	5.00	6.00	3,010	(115,172)	(256,513)	141,341
Wind Acquisition Finance SA,
5.00% 12/31/45, 6/20/16*	5.00	4.30	7,500	189,551	269,036	(79,485)
Deutsche Bank AG:
CDX NAIG Series 19 5 Year Index, 12/20/17*	1.00	4.60	7,835	(1,133,664)	(1,173,268)	39,604
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	4.60	461	(66,670)	(86,143)	19,473
Goldman Sachs Bank USA:
CDX NAHY Series17 5 Year Index, 12/20/16*	5.00	3.77	31,488	1,526,293	(2,868,686)	4,394,979
CDX NAHY Series17 5 Year Index, 12/20/16*	5.00	3.77	33,600	1,628,667	(2,111,127)	3,739,794
CDX-NAHY Series 15 3 Year Index, 12/20/13*	5.00	7.15	26,785	(333,942)	(2,207,624)	1,873,682
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.53	5,700	(830,089)	(846,925)	16,836

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 15 5 Year Index, 12/20/15*	1.00%	1.92%		$5,600	$(137,449)	$(534,865)	$397,416
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	4.60		925	(133,807)	(173,728)	39,921
CDX-NAIG Series19 5 Year Index, 12/20/17*	1.00	4.60		463	(66,940)	(81,052)	14,112
Chesapeake Energy Corp.,
6.625% 8/15/20, 6/20/17*	5.00	3.42		5,250	358,529	(324,974)	683,503
ConvaTec Healthcare E S.A.,
10.875% 12/15/18, 6/20/17*	5.00	5.23	EUR	3,870	(27,356)	(682,413)	655,057
J.C. Penney Co. Inc.,
6.375% 10/15/36, 12/20/17*	5.00	10.13		$4,050	(700,281)	(369,393)	(330,888)
KB Home,
6.25% 6/15/15, 6/20/17*	5.00	2.86		6,000	549,553	(560,807)	1,110,360
Mediacom LLC,
9.125% 8/15/19, 3/20/16*	5.00	2.48		6,000	492,714	(191,493)	684,207
United States Steel Corp.,
6.65% 6/01/37, 9/20/17*	5.00	5.73		1,300	(35,227)	(98,892)	63,665
United States Steel Corp.,
6.65% 6/1/37, 9/20/17*	5.00	5.73		1,310	(35,498)	(98,196)	62,698
JPMorgan Chase Bank, NA:
CDX NAHY Series 17 5 Year Index, 12/20/16*	5.00	3.77		33,600	1,628,667	(1,412,952)	3,041,619
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.53		4,613	(671,724)	(739,101)	67,377
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.53		5,676	(826,547)	(889,427)	62,880
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.53		4,613	(671,722)	(687,028)	15,306
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.53		4,613	(671,722)	(677,876)	6,154

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00%	4.53%		$6,504	$(947,240)	$(824,044)	$(123,196)
ITRAXX EUROPE-9 10 Year Index, 6/20/18*	3.00	4.16	EUR	3,285	(459,962)	(334,432)	(125,530)
Sabre Holdings Corp.,
6.35% 3/15/16, 6/20/16*	5.00	4.03		$1,985	68,389	(145,921)	214,310
Morgan Stanley Capital Services LLC:
AK Steel Holdings Corp.,
7.625% 5/15/20, 3/20/16*	5.00	9.01		3,000	(294,401)	36,727	(331,128)
Boyd Gaming Corp.,
6.75% 4/15/14, 6/20/13*	5.00	0.76		3,100	69,849	29,768	40,081
CDX NAHY Series 18 5 Year Index, 6/20/17*	5.00	4.12		44,550	1,741,782	(1,500,882)	3,242,664
CDX NAHY Series 18 5 Year Index, 6/20/17*	5.00	4.12		39,600	1,548,250	(1,332,492)	2,880,742
CDX NAIG Series 9 10 Year Index, 12/20/17*	5.00	4.53		5,470	(796,653)	(700,157)	(96,496)
CDX-NAHY Series 17 5 Year Index, 12/20/16*	5.00	3.77		32,064	1,554,213	(2,890,733)	4,444,946
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	4.60		463	(66,939)	(81,480)	14,541
NXP BV,
8.625% 10/15/13*	5.00	3.59	EUR	3,720	315,917	(234,788)	550,705
UBS AG:
Goodyear Tire & Rubber Co.,
7.00% 3/15/28, 6/20/17*	5.00	3.48		$2,000	27,651	(148,620)	176,271
Levi Strauss & Co.,
8.875% 4/01/16, 6/20/17*	5.00	3.68		6,690	378,449	(353,034)	731,483

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp.
6.25% 1/25/16, 6/20/17*	5.00%	2.88%	$2,000	$182,701	$(44,806)	$227,507

				$11,627,413	$(41,592,869)	$53,220,282

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2013
Barclays Capital, Inc.†	1,836	USD	(4.00	)%*	—	$1,830,900
Barclays Capital, Inc.†	576	USD	(3.50	)%*	—	570,244
Barclays Capital, Inc.†	1,224	USD	(3.25	)%*	—	1,221,237
Barclays Capital, Inc.†	1,530	USD	(3.25	)%*	—	1,526,547
Barclays Capital, Inc.†	8,155	USD	(2.75	)%*	—	8,122,980
Barclays Capital, Inc.†	2,126	USD	(1.75	)%*	—	2,120,255
Barclays Capital, Inc.†	3,900	USD	(1.75	)%*	—	3,890,331
Barclays Capital, Inc.†	4,153	USD	(1.63	)%*	—	4,152,500
Barclays Capital, Inc.†	6,519	USD	(1.63	)%*	—	6,518,724
Barclays Capital, Inc.†	568	EUR	(1.50	)%*	—	769,813
Barclays Capital, Inc.†	4,165	USD	(1.25	)%*	—	4,159,360
Barclays Capital, Inc.†	3,482	USD	(1.13	)%*	—	3,478,780
Barclays Capital, Inc.†	3,436	USD	(1.00	)%*	—	3,434,060
Barclays Capital, Inc.†	4,017	USD	(1.00	)%*	—	4,014,210
Barclays Capital, Inc.†	2,373	USD	(0.88	)%*	—	2,372,942
Barclays Capital, Inc.†	563	USD	(0.75	)%*	—	562,957
Barclays Capital, Inc.†	1,530	USD	(0.75	)%*	—	1,529,076
Barclays Capital, Inc.†	1,144	EUR	(0.75	)%*	—	1,551,495
Barclays Capital, Inc.†	2,755	USD	(0.75	)%*	—	2,752,073
Barclays Capital, Inc.†	554	USD	(0.50	)%*	—	554,183
Barclays Capital, Inc.†	1,236	USD	(0.50	)%*	—	1,235,760
Barclays Capital, Inc.†	2,135	USD	(0.50	)%*	—	2,134,408
Barclays Capital, Inc.†	14,661	USD	(0.50	)%*	—	14,661,000
Barclays Capital, Inc.†	15,883	USD	(0.50	)%*	—	15,882,750
Barclays Capital, Inc.†	666	USD	(0.38	)%*	—	665,903
Barclays Capital, Inc.	8,297	USD	(0.25	)%*	2/01/13	8,296,789
Barclays Capital, Inc.	2,085	EUR	(0.25	)%*	2/04/13	2,830,108
Barclays Capital, Inc.†	706	USD	(0.25	)%*	—	705,250
Barclays Capital, Inc.†	1,641	USD	(0.25	)%*	—	1,640,602
Barclays Capital, Inc.†	1,762	USD	(0.25	)%*	—	1,761,694
Barclays Capital, Inc.†	3,234	USD	(0.25	)%*	—	3,234,000
Barclays Capital, Inc.†	3,636	USD	(0.25	)%*	—	3,636,288
Barclays Capital, Inc.†	644	USD	(0.15	)%*	—	643,750
Barclays Capital, Inc.†	8,453	USD	(0.15	)%*	—	8,451,626
Barclays Capital, Inc.†	3,435	USD	(0.13	)%*	—	3,434,535
Barclays Capital, Inc.†	1,734	USD	(0.10	)%*	—	1,734,255
Barclays Capital, Inc.†	3,234	USD	0.00%		—	3,234,000
Barclays Capital, Inc.†	4,978	USD	0.00%		—	4,977,656
Credit Suisse Securities†	2,090	USD	(1.50	)%*	—	2,088,084
Credit Suisse Securities†	1,712	USD	(1.00	)%*	—	1,710,621
Credit Suisse Securities†	4,589	USD	(1.00	)%*	—	4,585,314
Credit Suisse Securities†	7,444	USD	(1.00	)%*	—	7,438,346
Credit Suisse Securities†	7,488	USD	(1.00	)%*	—	7,483,632
Credit Suisse Securities†	2,098	USD	(0.75	)%*	—	2,095,271
Credit Suisse Securities†	5,102	USD	(0.75	)%*	—	5,101,806
Credit Suisse Securities†	1,752	USD	(0.50	)%*	—	1,751,440
Credit Suisse Securities†	3,387	EUR	(0.50	)%*	—	3,386,625
Credit Suisse Securities†	988	USD	(0.25	)%*	—	987,377

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2013
Credit Suisse Securities†	1,050	USD	(0.25	)%*	—	$1,049,060
Credit Suisse Securities†	1,356	USD	(0.25	)%*	—	1,355,977
Credit Suisse Securities†	1,654	USD	(0.25	)%*	—	1,652,992
Credit Suisse Securities†	4,202	USD	(0.25	)%*	—	4,201,750
Credit Suisse Securities†	5,124	USD	(0.15	)%*	—	5,124,375
Credit Suisse Securities†	321	USD	(0.13	)%*	—	321,349
Credit Suisse Securities†	987	USD	(0.10	)%*	—	986,556
Credit Suisse Securities†	1,799	USD	0.00%		—	1,799,000
Credit Suisse Securities†	2,266	USD	0.00%		—	2,265,500
Credit Suisse Securities†	3,940	USD	0.00%		—	3,939,650
Deutsche Bank AG†	505	USD	(1.85	)%*	—	503,210
Deutsche Bank AG†	3,031	USD	(0.75	)%*	—	3,029,106
Deutsche Bank AG†	2,095	USD	(0.25	)%*	—	2,094,371
Euroclear Bank SA†	2,240	USD	(0.50	)%*	—	2,239,284
ING Bank Amsterdam†	854	USD	(4.88	)%*	—	853,537
ING Bank Amsterdam†	2,135	USD	(4.88	)%*	—	2,133,844
ING Bank Amsterdam†	9,102	USD	(2.00	)%*	—	9,100,352
ING Bank Amsterdam†	1,300	USD	(0.88	)%*	—	1,299,336
ING Bank Amsterdam†	2,613	USD	(0.88	)%*	—	2,612,686
ING Bank Amsterdam†	3,177	USD	(0.88	)%*	—	3,175,922
ING Bank Amsterdam†	410	USD	(0.50	)%*	—	409,696
ING Bank Amsterdam†	1,287	USD	(0.50	)%*	—	1,286,928
ING Bank Amsterdam†	864	USD	(0.25	)%*	—	863,622
ING Bank Amsterdam†	2,499	USD	(0.25	)%*	—	2,499,000
ING Bank Amsterdam†	4,391	USD	(0.25	)%*	—	4,391,088
ING Bank Amsterdam†	1,485	USD	(0.15	)%*	—	1,484,462
ING Bank Amsterdam†	335	USD	0.00%		—	334,807
ING Bank Amsterdam†	439	USD	0.25%		—	438,900
JPMorgan Chase Bank, NA†	2,464	EUR	(0.75	)%*	—	3,344,016
JPMorgan Chase Bank, NA†	5,254	EUR	(0.50	)%*	—	7,131,263
JPMorgan Chase Bank, NA†	552	USD	(0.25	)%*	—	551,680
JPMorgan Chase Bank, NA†	574	USD	(0.25	)%*	—	573,750
Nomura International PLC†	204	USD	(1.00	)%*	—	203,500
Nomura International PLC†	2,205	USD	(0.51	)%*	—	2,205,000
Nomura International PLC†	2,478	USD	(0.15	)%*	—	2,477,500

						$248,854,626

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2013
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $2,089,839,898 or 36.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $237,238,979.
(c)	Variable rate coupon, rate shown as of January 31, 2013.
(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2013.
(e)	Pay-In-Kind Payments (PIK).
(f)	Security is in default and is non-income producing.
(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2013.
(j)	Non-income producing security.
(k)	Defaulted.

(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $7,414,068.
(m)	IO - Interest Only
(n)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of January 31, 2013, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science and Technology Corp., expiring 11/01/14	6/20/10	$6	$0	0.00%
American Media, Inc.	3/04/09	230,000	0	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10	536,667	515,207	0.01%

(o)	This position or a portion of this position represents an unsettled loan purchase. At January 31, 2013, the market value and unrealized gain of these unsettled loan purchases amounted to $17,459,186 and $295,785, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(p)	Restricted and illiquid security.
(q)	One contract relates to 100 shares.
(r)	One contract relates to 1 share.
(s)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(t)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $412,349,353 and gross unrealized depreciation of investments was $(57,775,704), resulting in net unrealized appreciation of $354,573,649.
(u)	An amount of $9,574,088 has been segregated to collateralize OTC derivatives outstanding at January 31, 2013.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of January 31, 2013, the fund’s total exposure to subprime investments was 6.22% of net assets. These investments are valued in accordance with the fund’s Valuation Policies).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
PHP	-	Philippine Peso
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
MBIA	-	MBIA Insurance Corporation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

January 31, 2013 (unaudited)

63.1%	United States
3.1%	United Kingdom
2.9%	Brazil
1.9%	Russia
1.7%	Luxembourg
1.4%	Canada
1.1%	Turkey
1.1%	France
1.1%	Netherlands
0.9%	Germany
0.9%	Switzerland
0.8%	Argentina
0.7%	Dominican Republic
11.7%	Other
7.6%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Costa Rica, Cote D’Ivoire, Croatia, Czech Republic, Denmark, El Salvador, Euro Zone, Gabon, Ghana, Greece, Hungary, India, Indonesia, Ireland, Italy, Japan, Kazakhstan, Mexico, Nigeria, Norway, Peru, Philippines, Portugal, Serbia, Singapore, Slovenia, South Africa, Spain, Supranational, Sweden, Trinidad & Tobago, Ukraine, United Arab Emirates, Uruguay, Venezuela and Virgin Islands (BVI).

AllianceBernstein High Income Fund

January 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$1,260,000		$2,997,533,269		$21,334,390		$3,020,127,659
Governments - Treasuries	– 0	–	462,421,665		– 0	–	462,421,665
Corporates - Investment Grades	– 0	–	460,023,886		– 0	–	460,023,886
Collateralized Mortgage Obligations	– 0	–	40,365,999		285,260,589		325,626,588
Emerging Markets - Corporate Bonds	8,218,370		215,638,037		3,424,522		227,280,929
Emerging Markets - Sovereigns	– 0	–	171,760,817		– 0	–	171,760,817
Commercial Mortgage-Backed Securities	– 0	–	13,607,880		148,262,413		161,870,293
Bank Loans	3,816,606		– 0	–	143,911,626		147,728,232
Emerging Markets - Treasuries	– 0	–	33,621,988		50,922,502		84,544,490
Quasi-Sovereigns	– 0	–	78,371,108		– 0	–	78,371,108
Preferred Stocks	58,938,639		12,395,290		– 0	–	71,333,929
Local Governments - Municipal Bonds	– 0	–	54,599,065		– 0	–	54,599,065
Governments - Sovereign Agencies	– 0	–	43,162,997		– 0	–	43,162,997
Governments - Sovereign Bonds	– 0	–	31,572,392		8,056,002		39,628,394
Asset-Backed Securities	– 0	–	– 0	–	27,581,783		27,581,783
Supranationals	– 0	–	1,905,200		8,404,497		10,309,697
Local Governments - Regional Bonds	– 0	–	8,785,309		– 0	–	8,785,309
Common Stocks	3,646,248		– 0	–	1,387,901		5,034,149
Inflation-Linked Securities	– 0	–	3,745,586		– 0	–	3,745,586
Options Purchased - Puts	– 0	–	1,507,686		– 0	–	1,507,686
Warrants	– 0	–	– 0	–	30,000		30,000
Short-Term Investments	438,866,393		6,833,364		– 0	–	445,699,757

Total Investments in Securities	514,746,256		4,637,851,538		698,576,225		5,851,174,019
Other Financial Instruments*:
Assets
Credit Default Swap Contracts	– 0	–	60,955,330		– 0	–	60,955,330
Interest Rate Swap Contracts	– 0	–	10,514,811		– 0	–	10,514,811
Futures Contracts	54,722		– 0	–	– 0	–	54,722
Forward Currency Exchange Contracts	– 0	–	12,459,281		– 0	–	12,459,281
Liabilities
Credit Default Swap Contracts	– 0	–	(7,735,048)		– 0	–	(7,735,048)
Interest Rate Swap Contracts	– 0	–	(4,468,485)		– 0	–	(4,468,485)
Futures Contracts	(5,933,800)		– 0	–	– 0	–	(5,933,800)
Forward Currency Exchange Contracts	– 0	–	(9,713,892)		– 0	–	(9,713,892)
Written Options	– 0	–	(3,529,779)		– 0	–	(3,529,779)

Total^	$508,867,178		$4,696,333,756		$698,576,225		$5,903,777,159

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non - Investment Grades		Governments - Treasuries		Collateralized Mortgage Obligations		Emerging Markets - Corporate Bonds
Balance as of 10/31/12	$17,693,002		$7,878,843		$213,219,647		$3,432,307
Accrued discounts/(premiums)	159,016		– 0	–	835,977		(5,523)
Realized gain (loss)	(88,175)		– 0	–	2,331,116		– 0	–
Change in unrealized appreciation/depreciation	2,176,111		– 0	–	11,126,746		(2,262)
Purchases	7,716,381		– 0	–	75,645,173		– 0	–
Sales	(3,556,425)		– 0	–	(9,460,609)		– 0	–
Reclassification	– 0	–	– 0	–	1,416,389		– 0	–
Transfers into level 3	1,389,500		– 0	–	– 0	–	– 0	–
Transfers out of level 3	(4,155,020)		(7,878,843)		(9,853,850)		– 0	–

Balance as of 1/31/13+	$21,334,390		$ – 0	–	$285,260,589		$3,424,522

Net change in unrealized appreciation/depreciation from investments held as of 1/31/13	$1,811,185		$ – 0	–	$12,158,848		$(2,262)

	Commercial Mortgage-Backed Securities		Bank Loans		Emerging Markets - Treasuries		Governments - Sovereign Bonds
Balance as of 10/31/12	$123,987,744		$128,440,221		$34,268,410		$4,965,811
Accrued discounts/(premiums)	327,693		817,186		(29,838)		61,850
Realized gain (loss)	1,988,009		(86,202)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	2,998,753		1,876,253		733,847		507,370
Purchases	18,136,652		32,998,342		15,950,083		– 0	–
Sales	(7,845,670)		(20,134,174)		– 0	–	– 0	–
Reclassification	(1,416,389)		– 0	–	– 0	–	– 0	–
Transfers into level 3	11,345,430		– 0	–	– 0	–	2,520,971
Transfers out of level 3	(1,259,809)		– 0	–	– 0	–	– 0	–

Balance as of 1/31/13+	$148,262,413		$143,911,626		$50,922,502		$8,056,002

Net change in unrealized appreciation/depreciation from investments held as of 1/31/13	$4,882,799		$2,413,077		$733,847		$507,370

	Asset-Backed Securities		Supranationals		Common Stocks		Warrants
Balance as of 10/31/12	$30,596,312		$8,381,298		$1,408,267		$ – 0	–
Accrued discounts/(premiums)	145,415		107,294		– 0	–	– 0	–
Realized gain (loss)	960,557		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	908,654		(84,095)		(18,161)		30,000
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales	(5,029,155)		– 0	–	(2,205)		– 0	–
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/13+	$27,581,783		$8,404,497		$1,387,901		$30,000

Net change in unrealized appreciation/depreciation from investments held as of 1/31/13	$1,259,142		$(84,095)		$(16,990)		$30,000

	Short Term Investments			Unfunded Loan Commitment			Total
Balance as of 10/31/12		$6,785,829			$(160,000)		$580,897,691
Accrued discounts/ (premiums)		– 0	–		– 0	–	2,419,070
Realized gain (loss)		– 0	–		660,000		5,765,305
Change in unrealized appreciation/depreciation		– 0	–		(500,000)		19,753,216
Purchases		– 0	–		– 0	–	150,446,631
Sales		– 0	–		– 0	–	(46,028,238)
Reclassification		– 0	–		– 0	–	– 0	–
Transfers into level 3		– 0	–		– 0	–	15,255,901
Transfers out of level 3		(6,785,829)			– 0	–	(29,933,351)

Balance as of 1/31/13+	$	– 0	–	$	– 0	–	$698,576,225

Net change in unrealized appreciation/depreciation from investments held as of 1/31/13	$	– 0	–	$	– 0	–	$23,692,921

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following represents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2013			Valuation Technique	Unobservable Input	Range
Asset-Backed Securities		$27,581,783		Third Party Vendor	Evaluated Quotes		$52.29 – $95.77
Bank Loans		$143,911,626		Third Party Vendor	Vendor Quotes		$76.92 – $104.00
Collateralized Mortgage Obligations		$285,260,589		Third Party Vendor	Evaluated Quotes		$24.42 – $195.08
Commercial Mortgage-Backed Securities		$148,262,413		Third Party Vendor	Evaluated Quotes		$83.98 – $114.25
Common Stocks	$	– 0	–	Qualitative Assessment		$	– 0	–
		$1,387,901		Modeling Tool			$4.00 – $3,628.47
Corporates—Non Investment Grade		$20,236,071		Third Party Vendor	Evaluated Quotes		$1.00 – $105.50
	$	– 0	–	Qualitative Assessment		$	– 0	–
		$1,098,319		Modeling Tool			$45.76
Emerging Markets—Corporate Bonds		$3,424,522		Third Party Vendor	Evaluated Quotes		$107.00
Emerging Markets—Treasuries		$50,922,502		Indicative Market Quotations	Broker Quote		$106.10 –$136.11
Governments—Sovereign Bonds		$8,056,002		Indicative Market Quotations	Broker Quote		$113.54 –$114.09
Supranationals		$8,404,497		Indicative Market Quotations	Broker Quote		$98.90
Warrants	$	– 0	–	Qualitative Assessment		$	– 0	–
		$30,000		Modeling Tool			$2.50

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2013